
              AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND/(R)/
              AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND/(R)/

   EACH A FUND OF AMERICAN FUNDS TARGET DATE RETIREMENT SERIES,/(R)/ INC.

                                     Part B
                      Statement of Additional Information

                                January 1, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Target Date Retirement Series (the
"series") dated January 1, 2008. You may obtain a prospectus from your financial adviser or by writing to the series at the following address:

                  American Funds Target Date Retirement Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

                               TABLE OF CONTENTS

Item                                                                  Page no.
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Financial statements

             American Funds Target Date Retirement Series -- Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

                        *     *     *     *     *     *

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks" which provides information about the series and the underlying funds.

INVESTMENT TECHNIQUES RELATING TO THE FUNDS IN THE SERIES -- In addition to its investments in the underlying funds, a portion of each fund's assets, which will normally be less than 20%, may be held in cash or cash equivalents, including but not limited to obligations of banks, such as time deposits or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Each fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes,
U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

INVESTMENT TECHNIQUES RELATING TO THE UNDERLYING FUNDS -- Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or "Fundamental policies and investment restrictions" of this SAI, or by applicable law, each fund in the series may invest in underlying funds which engage in each of the practices described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

EQUITY SECURITIES -- An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

             American Funds Target Date Retirement Series -- Page 2
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There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

DEBT SECURITIES -- An underlying fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

             American Funds Target Date Retirement Series -- Page 3
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INVESTING IN SMALLER CAPITALIZATION STOCKS -- An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets or financial resources, may be dependent for management on one or a few key persons and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN PRIVATE COMPANIES -- An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with an underlying fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions.

             American Funds Target Date Retirement Series -- Page 4
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Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS -- An underlying fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, an underlying fund may engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund may only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the underlying fund's investment. If this happened, the underlying fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

             American Funds Target Date Retirement Series -- Page 5
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     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the
     "counterparty") through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

     INVESTOR INFORMATION -- An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION -- An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against
     non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

             American Funds Target Date Retirement Series -- Page 6
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     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sen-

             American Funds Target Date Retirement Series -- Page 7
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     sitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

CURRENCY TRANSACTIONS -- An underlying fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by an underlying fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Such underlying fund will not generally attempt to protect against all potential changes in exchange rates.
The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the
Securities and Exchange Commission.

             American Funds Target Date Retirement Series -- Page 8
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Certain provisions of the Internal Revenue Code may affect the extent to which an underlying fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- An
underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

REPURCHASE AGREEMENTS -- An underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

An underlying fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

             American Funds Target Date Retirement Series -- Page 9
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INFLATION-INDEXED BONDS -- An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain non-U.S.
jurisdictions the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount repaid at maturity of the bond to be less than par.

The interest rate for these bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

MATURITY -- The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.
The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund's portfolio accordingly.
Keeping in mind the underlying fund's objective, the investment adviser may increase the underlying fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

REINSURANCE RELATED NOTES AND BONDS -- An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

INVERSE FLOATING RATE NOTES -- An underlying fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are

            American Funds Target Date Retirement Series -- Page 10
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adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

LOWER RATED DEBT SECURITIES -- Lower rated debt securities, rated Ba or below by
Moody's and/ or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S.
securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the
European and the U.S. securities markets, and may be dollar denominated.
Depositary receipts represent and may be converted into the underlying foreign security.

OPTIONS ON U.S. TREASURY SECURITIES - An underlying fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call)
option gives the fund as purchaser

            American Funds Target Date Retirement Series -- Page 11

of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates.
Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer.
Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations, governments or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Borrowers generally incur these obligations in order to, among other things, reorganize their assets and liabilities (recapitalization), merge with or acquire another company (mergers and acquisitions), take control of another company (leveraged buy-out), provide temporary financing (bridge loans), finance internal growth or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may not be secured by assets or other collateral and other loans may be, or may become, undersecured by the value of assets or other collateral securing such loan. In the event of nonpayment of principal or interest unsecured and undersecured loans generally protect lenders to a lesser extent than a fully secured loan. In addition, some borrowers may be highly leveraged which could make loans made to them especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage with respect to other investors that may receive such information. Its decision not to receive material, non-public information may also impact the investment adviser's ability to assess borrowers' requests for amendments or waivers to provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent to do so. In these situations the investment adviser may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but may also acquire loan obligations by purchasing a participation interest from a lender or other holder of the interest. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and

            American Funds Target Date Retirement Series -- Page 12

obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. The investment adviser expects that most loan assignments and participations purchased for an underlying fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be more difficult for the investment adviser to sell its interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REAL ESTATE INVESTMENT TRUSTS -- An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/ corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank

            American Funds Target Date Retirement Series -- Page 13

obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S.
dollars, non-U.S. currencies or multinational currency units.

4(2) COMMERCIAL PAPER -- An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2)
commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the
1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

LOANS OF PORTFOLIO SECURITIES -- An underlying fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. An underlying fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Such underlying fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.

RESTRICTED OR ILLIQUID SECURITIES -- An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the
"1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

INVESTMENTS IN REGISTERED OPEN-END INVESTMENT COMPANIES AND UNIT INVESTMENT
TRUSTS -- An underlying fund shall not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment
Company Act.

                        *     *     *     *     *     *

            American Funds Target Date Retirement Series -- Page 14

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

Each fund in the series may not:

1.   Act as underwriter of securities issued by other persons.

2.   Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed).

3.   Buy or sell real estate in the ordinary course of business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

4.   Purchase or deal in commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts.

5.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

6.   Purchase securities of any company for the purpose of exercising control or management.

7.   Purchase any securities of any issuer, except the U.S. government (or its instrumentalities) or securities issued by investment companies, if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to
75% of the fund's total assets.

8.   Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities or securities issued by investment companies) if immediately after and as a result of such purchase 25%
or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry. (None of the underlying funds has a policy to concentrate in any one industry.)

            American Funds Target Date Retirement Series -- Page 15

9.   Issue senior securities except as permitted by the 1940 Act, as amended, or any rule thereunder, any SEC or SEC staff interpretation thereof or any exemptions therefrom, which may be granted by the SEC.

            American Funds Target Date Retirement Series -- Page 16

The following table details the percentage allocation of the 2050 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2050 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  45   40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND/(R)/                 7%   7%   7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
------------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND/(R)/    4    4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA/(R)/
------------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND/(R)/       4    4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND/(R)/       7    7    7    7    7    7    7    6    5     4      3    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    4    4    4    4    3    2    2     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND/(R)/        7    7    7    7    7    7    6    4    2     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND/(R)/       5%   5%   5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10   10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/      10   10   10   10    8    7    7    7    7     5      5    4    3    0    0     0
------------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA/(R)/
------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND/SM/
------------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND/(R)/     4%   4%   4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER/(R)/     3    3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
------------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA/(R)/ 3    3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST/SM/  0%   0%   0%   0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
------------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    0    0    0    0    5   10    15     15   10   10   10   10    10
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND/(R)/    0    0    0    0    0    0    0    5    5    10      5    5    0    0    0     0
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA/(R)/
------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA/SM/
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND/SM/
------------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 17

The following table details the percentage allocation of the 2045 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2045 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
-------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    7    6    5     4      3    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    4    3    2    2     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    7    6    4    2     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
-------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10   10    8    7    7    7    7     5      5    4    3    0    0     0
-------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
-------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
-------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          4%   4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
-------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
-------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    3    5    6    6    6    6     9      9   12   12   15   15    18
-------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    0    5   10    15     15   10   10   10   10    10
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    0    5    5    10      5    5    0    0    0     0
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
-------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
-------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 18

The following table details the percentage allocation of the 2040 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2040 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    4    3    3     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
--------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    4    3    0    0     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    7    6    5     4      3    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    4    3    2    2     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    7    6    4    2     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10   10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
--------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10   10    8    7    7    7    7     5      5    4    3    0    0     0
--------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10   10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
--------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10   10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
--------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          4%   4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
--------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    3    5    6    6    6    6     9      9   12   12   15   15    18
--------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    3    5    6    6    6    6     9      9   12   12   15   15    18
--------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    0    5   10    15     15   10   10   10   10    10
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    0    5    5    10      5    5    0    0    0     0
--------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
--------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
--------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 19

The following table details the percentage allocation of the 2035 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2035 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    4    3    3     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
---------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    4    3    0    0     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    7    6    5     4      3    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    4    3    2    2     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    7    6    4    2     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
---------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND       10    9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
---------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS          10    8    7    7    7    7     5      5    4    3    0    0     0
---------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY         10    9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
---------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL              10    9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
---------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          4%   5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
---------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          3    5    6    6    6    6     9      9   12   12   15   15    18
---------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      3    5    6    6    6    6     9      9   12   12   15   15    18
---------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    0    5   10    15     15   10   10   10   10    10
---------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    0    5    5    10      5    5    0    0    0     0
---------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
---------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 20

The following table details the percentage allocation of the 2030 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2030 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    4    3    3     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
----------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    4    3    0    0     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    7    6    5     4      3    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW WORLD FUND                  4    4    3    2    2     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    7    6    4    2     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
----------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        9    7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
----------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           8    7    7    7    7     5      5    4    3    0    0     0
----------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
----------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
----------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   40   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          5%   8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
----------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          5    6    6    6    6     9      9   12   12   15   15    18
----------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      5    6    6    6    6     9      9   12   12   15   15    18
----------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     15   20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    0    5   10    15     15   10   10   10   10    10
----------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    0    5    5    10      5    5    0    0    0     0
----------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
----------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
----------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 21

The following table details the percentage allocation of the 2025 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2025 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND                      7%   6%   5%   4%    3%     1%   0%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4    4    3    3     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
THE GROWTH FUND                 7    6    5    4     3      1    0    0    0    0     0
OF AMERICA
-----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            4    3    0    0     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7    7    6    5     4      3    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW WORLD FUND                  4    3    2    2     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             7    6    4    2     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   35   25   20    10      5    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%   5%   5%   7%    7%     7%   6%   5%   4%   3%    0%
-----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    7    7    7     6      6    5    4    2    0     0
INCOME FUND
-----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7    7    7    7     5      5    4    3    0    0     0
-----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8    8    8    7     6      6    5    4    2    1     0
OF AMERICA
-----------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8    8    8    7     6      6    5    4    2    1     0
INVESTORS FUND
-----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35   35   35   35    30     30   25   20   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          8%   8%   8%   8%    7%     7%   6%   6%   5%   5%    4%
-----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6    6    6    6     9      9   12   12   15   15    18
-----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6    6    6    6     9      9   12   12   15   15    18
-----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20   20   20   20    25     25   30   30   35   35    40
BOND
AMERICAN HIGH-INCOME TRUST      0%   0%   0%   5%   10%    10%   5%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0    0    5   10    15     15   10   10   10   10    10
-----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0    0    5    5    10      5    5    0    0    0     0
-----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0     0     10   20   25   25   25    25
OF AMERICA
-----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0     0      0    5   15   20   25    25
OF AMERICA
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5   10   10    5     0      0    0    0    0    0     0
SECURITIES FUND
-----------------------------------------------------------------------------------------
BOND ALLOCATION                 5   10   20   25    35     40   45   50   55   60    60

            American Funds Target Date Retirement Series -- Page 22

The following table details the percentage allocation of the 2020 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2020 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   15    10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND                      6%    5%    4%     3%     1%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         4     3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
THE GROWTH FUND                 6     5     4      3      1     0     0     0     0      0
OF AMERICA
---------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            3     0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            7     6     5      4      3     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW WORLD FUND                  3     2     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             6     4     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
GROWTH ALLOCATION              35    25    20     10      5     0     0     0     0      0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%    5%    7%     7%     7%    6%    5%    4%    3%     0%
---------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7     7     7      6      6     5     4     2     0      0
INCOME FUND
---------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7     7     7      5      5     4     3     0     0      0
---------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8     8     7      6      6     5     4     2     1      0
OF AMERICA
---------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     8     7      6      6     5     4     2     1      0
INVESTORS FUND
---------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35    35     30     30    25    20    10     5      0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          8%    8%    8%     7%     7%    6%    6%    5%    5%     4%
---------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6     6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6     6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20    20     25     25    30    30    35    35     40
BOND
AMERICAN HIGH-INCOME TRUST      0%    0%    5%    10%    10%    5%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        0     5    10     15     15    10    10    10    10     10
---------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         0     5     5     10      5     5     0     0     0      0
---------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     0     0      0     10    20    25    25    25     25
OF AMERICA
---------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0     0      0      0     5    15    20    25     25
OF AMERICA
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT                10    10     5      0      0     0     0     0     0      0
SECURITIES FUND
---------------------------------------------------------------------------------------------
BOND ALLOCATION                10    20    25     35     40    45    50    55    60     60

            American Funds Target Date Retirement Series -- Page 23

The following table details the percentage allocation of the 2015 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2015 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND                      5%    4%     3%     1%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND         3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
THE GROWTH FUND                 5     4      3      1     0     0     0     0      0
OF AMERICA
---------------------------------------------------------------------------------------
THE NEW ECONOMY FUND            0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND            6     5      4      3     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW WORLD FUND                  2     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
SMALLCAP WORLD FUND             4     2      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
GROWTH ALLOCATION              25    20     10      5     0     0     0     0      0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND            5%    7%     7%     7%    6%    5%    4%    3%     0%
---------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7     7      6      6     5     4     2     0      0
INCOME FUND
---------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS           7     7      5      5     4     3     0     0      0
---------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8     7      6      6     5     4     2     1      0
OF AMERICA
---------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     7      6      6     5     4     2     1      0
INVESTORS FUND
---------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35     30     30    25    20    10     5      0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND          8%    8%     7%     7%    6%    6%    5%    5%     4%
---------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER          6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA      6     6      9      9    12    12    15    15     18
---------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20     25     25    30    30    35    35     40
BOND
AMERICAN HIGH-INCOME TRUST      0%    5%    10%    10%    5%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        5    10     15     15    10    10    10    10     10
---------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND         5     5     10      5     5     0     0     0      0
---------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     0      0     10    20    25    25    25     25
OF AMERICA
---------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0      0      0     5    15    20    25     25
OF AMERICA
---------------------------------------------------------------------------------------
U.S. GOVERNMENT                10     5      0      0     0     0     0     0      0
SECURITIES FUND
---------------------------------------------------------------------------------------
BOND ALLOCATION                20    25     35     40    45    50    55    60     60

            American Funds Target Date Retirement Series -- Page 24

The following table details the percentage allocation of the 2010 fund to the underlying American Funds as of October 31, 2007:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2010 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   5     RETIRE   5      10     15     20     25      30

GROWTH
AMCAP FUND                       4%     3%      1%     0%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND          3      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
THE GROWTH FUND                  4      3       1      0      0      0      0       0
OF AMERICA
----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND             0      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND             5      4       3      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW WORLD FUND                   2      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND              2      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
GROWTH ALLOCATION               20     10       5      0      0      0      0       0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND             7%     7%      7%     6%     5%     4%     3%      0%
----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND         7      6       6      5      4      2      0       0
INCOME FUND
----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS            7      5       5      4      3      0      0       0
----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY           7      6       6      5      4      2      1       0
OF AMERICA
----------------------------------------------------------------------------------------
WASHINGTON MUTUAL                7      6       6      5      4      2      1       0
INVESTORS FUND
----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION    35     30      30     25     20     10      5       0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND           8%     7%      7%     6%     6%     5%     5%      4%
----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER           6      9       9     12     12     15     15      18
----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA       6      9       9     12     12     15     15      18
----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                      20     25      25     30     30     35     35      40
BOND
AMERICAN HIGH-INCOME TRUST       5%    10%     10%     5%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA        10     15      15     10     10     10     10      10
----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND          5     10       5      5      0      0      0       0
----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND           0      0      10     20     25     25     25      25
OF AMERICA
----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND             0      0       0      5     15     20     25      25
OF AMERICA
----------------------------------------------------------------------------------------
U.S. GOVERNMENT                  5      0       0      0      0      0      0       0
SECURITIES FUND
----------------------------------------------------------------------------------------
BOND ALLOCATION                 25     35      40     45     50     55     60      60

            American Funds Target Date Retirement Series -- Page 25

                            MANAGEMENT OF THE SERIES

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

                                                              NUMBER OF
 NAME, AGE AND                                              PORTFOLIOS/3/
 POSITION WITH SERIES          PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)        DURING PAST FIVE YEARS       BY DIRECTOR            BY DIRECTOR
--------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 71         Private investor; former             2         Anworth Mortgage Asset
 Chairman of the Board       Chairman of the Board,                         Corporation; Office Depot,
 (Independent and Non-       In-Q-Tel, Inc. (technology                     Inc.
 Executive) (2007)           venture company funded
                             principally by the Central
                             Intelligence Agency); former
                             Chairman of the Board,
                             President and CEO,
                             Telecredit, Inc. (payment
                             services)
--------------------------------------------------------------------------------------------------------
 H. Frederick Christie,      Private investor; former            21         AECOM Technology
 74                          President and CEO, The                         Corporation;
 Director (2007)             Mission Group (non-utility                     Ducommun Incorporated;
                             holding company, subsidiary                    IHOP Corporation;
                             of Southern California                         Southwest Water Company
                             Edison Company)
--------------------------------------------------------------------------------------------------------
 Joe E. Davis, 73            Private investor; former             2         Anworth Mortgage Asset
 Director (2007)             Chairman of the Board,                         Corporation; Natural
                             Linear Corporation (linear                     Alternatives Inc.
                             motor design and
                             production); former
                             President and CEO, National
                             Health Enterprises, Inc.

--------------------------------------------------------------------------------------------------------
 Martin Fenton, 72           Chairman of the Board,              18         None
 Director (2007)             Senior Resource Group LLC
                             (development and management
                             of senior living
                             communities)
--------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 61       President and CEO, Fuller           16         None
 Director (2007)             Consulting (financial
                             management consulting firm)

--------------------------------------------------------------------------------------------------------
 W. Scott Hedrick,  62       Founding General Partner,            2         Hot Topic, Inc.;
 Director (2007)             Inter West Partners (venture                   Office Depot, Inc.
                             capital firm focused on
                             information technology and
                             life sciences); Lecturer,
                             Stanford Graduate School of
                             Business
--------------------------------------------------------------------------------------------------------
 Merit E. Janow, 49          Professor, Columbia                  4         The Nasdaq Stock Market,
 Director (2007)             University, School of                          Inc.
                             International and Public
                             Affairs; former Member, World
                             Trade Organization Appellate Body

--------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 53     Private investor; Chairman           6         None
 Director (2007)             of the Board and CEO, Ladera
                             Management Company (venture
                             capital and agriculture);
                             former owner and President,
                             Energy Investment, Inc.
                                                            --------------------------------------------
------------------------------------------------------------
 Kirk P. Pendleton, 68       Chairman of the Board and            7         None
 Director (2007)             CEO, Cairnwood, Inc.
                             (venture capital investment)
--------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 26

"INTERESTED" DIRECTORS/5,6/

                                  PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS              NUMBER OF
 POSITION WITH SERIES          HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED            OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE SERIES             BY DIRECTOR            BY DIRECTOR
------------------------------------------------------------------------------------------------------------

 James B. Lovelace, 51         Senior Vice President -                3         None
 Vice Chairman of the Board    Capital Research Global
 (2007)                        Investors, Capital Research
                               and Management Company;
                               Director, Capital Research and
                               Management Company
------------------------------------------------------------------------------------------------------------
 Michael J. Downer, 52         Senior Vice President, Fund            1         None
 President (2006)              Business Management Group and
                               Coordinator, Legal and
                               Compliance, Capital Research
                               and Management Company;
                               Director, American Funds
                               Distributors, Inc.*; Director,
                               Capital Bank and Trust
                               Company*

------------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 27

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Catherine L. Heron,     Senior Vice President and Senior Counsel - Fund
 60                      Business Management Group, Capital Research and
 Executive Vice          Management Company; Senior Vice President and General
 President (2007)        Counsel, Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 47       Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------
 Joyce E. Gordon, 51     Senior Vice President - Capital Research Global
 Senior Vice President   Investors, Capital Research and Management Company;
 (2007)                  Director, Capital Research and Management Company
-------------------------------------------------------------------------------
 Nicholas J. Grace, 41   Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research Company*
 (2007)
-------------------------------------------------------------------------------
 John H. Smet, 51        Senior Vice President - Fixed Income, Capital
 Senior Vice President   Research and Management Company; Director, American
 (2007)                  Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Steven I. Koszalka,     Assistant Vice President - Fund Business Management
 43                      Group, Capital Research and Management Company
 Secretary (2006)
-------------------------------------------------------------------------------
 Sheryl F. Johnson, 39   Vice President - Fund Business Management Group,
 Treasurer (2007)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Gregory F. Niland, 36   Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the series within the meaning of the 1940 Act.

2 Directors and officers of the series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.

5 "Interested persons" of the series within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital
 Research and Management Company, or affiliated entities (including the series'
 principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

            American Funds Target Date Retirement Series -- Page 28

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                          DOLLAR RANGE/1/ OF FUND            OF SHARES
                              SHARES OWNED/2/           OWNED IN ALL FUNDS
                              (AMERICAN FUNDS          IN THE AMERICAN FUNDS
                                TARGET DATE               FAMILY OVERSEEN
          NAME                RETIREMENT FUND)              BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Lee A. Ault III               Over $100,000               Over $100,000
                                (2010 Fund)
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
                                (2010 Fund)
-------------------------------------------------------------------------------
 Joe E. Davis                       None                   Over $100,000
-------------------------------------------------------------------------------
 Martin Fenton              $50,001 - $100,000             Over $100,000
                                (2040 Fund)
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000           $50,001 - $100,000
                                (2020 Fund)
-------------------------------------------------------------------------------
 W. Scott Hedrick                   None                       None
-------------------------------------------------------------------------------
 Merit E. Janow                 $1 - $10,000               Over $100,000
                                (2025 Fund)
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
                                (2050 Fund,
                                 2015 Fund)
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Michael J. Downer           $10,001 - $50,000           $10,001 - $50,000
                                (2050 Fund)
-------------------------------------------------------------------------------
 James B. Lovelace           $10,001 - $50,000             Over $100,000
                                (2020 Fund)
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

2 Shares of the funds in the series are only available through tax-deferred retirement plans and IRAs. The role these funds would play in a director's investment portfolio will vary and depend on a number of factors including tax, retirement plan coverage and plan terms, and other retirement planning considerations. A director may have exposure to the funds in the series through an allocation of some or all of their nonqualified deferred compensation account.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $500 to $1,000 based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of series expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent directors.

            American Funds Target Date Retirement Series -- Page 29

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2007

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Lee A. Ault                     $17,000                          $163,500
------------------------------------------------------------------------------------------
 H. Frederick                     10,952                           419,260
 Christie
------------------------------------------------------------------------------------------
 Joe E. Davis                     19,500                           149,500
------------------------------------------------------------------------------------------
 Martin Fenton/3/                 15,751                           380,702
------------------------------------------------------------------------------------------
 Leonard R. Fuller                11,146                           311,414
------------------------------------------------------------------------------------------
 W. Scott Hedrick                  8,250                            86,500
------------------------------------------------------------------------------------------
 Merit E. Janow                      625                           123,309
------------------------------------------------------------------------------------------
 Mary Myers                       14,500                           304,458
 Kauppila/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             10,035                           280,333
------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the series in 2007. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the series (plus earnings thereon) through the 2007 fiscal year for participating directors is as follows: Martin Fenton ($330),
 Mary Myers Kauppila ($15,644) and Kirk P. Pendleton ($11,072). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the series until paid to the directors.

As of December 1, 2007, the officers and directors of the series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the series.

SERIES ORGANIZATION AND THE BOARD OF DIRECTORS -- The series, an open-end, diversified management investment company, was organized as a Maryland corporation on November 6, 2006. Although the board of directors has delegated day-to-day oversight to the investment adviser, all series operations are supervised by its board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a corporation are managed under the direction of the board of directors, and all powers of the corporation are exercised by or under the authority of the board except as reserved to the shareholders by law or the corporation's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the series, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

            American Funds Target Date Retirement Series -- Page 30

The series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of directors may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the series's rule 18f-3
Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all funds and classes vote together on matters that affect all funds and share classes in substantially the same manner. Each fund or share class votes separately on matters that affect that fund or class alone.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series' articles of incorporation and by-laws as well as separate indemnification agreements that the series has entered into with independent directors provide in effect that, subject to certain conditions, the series will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the series.
However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain directors and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the series and the underlying funds were ever to diverge, it is possible that an issue could arise and affect how the directors and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and Capital Research and Management Company, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

COMMITTEES OF THE BOARD OF DIRECTORS -- The series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R.
Fuller and W. Scott Hedrick, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series' accounting and financial reporting policies and practices, its internal controls and the internal controls of the series' principal service providers. The committee acts as a liaison between the series' independent registered public accounting firm

            American Funds Target Date Retirement Series -- Page 31

and the full board of directors. Three audit committee meetings were held during the 2007 fiscal year.

The series has a contracts committee comprised of Lee A. Ault III, H. Frederick
Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
Merit E. Janow, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an
"interested person" of the series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the series, addressed to the series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The series and its investment adviser have adopted Proxy Voting Guidelines for American Funds Target Date Retirement
Series (the "Guidelines") with respect to voting proxies of securities held by the funds. The American Funds Target Date Retirement Series and its investment adviser, Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the series. Each fund in the series will principally invest in other American Funds. If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the proxy voting guidelines adopted by the underlying funds. For information on the proxy voting procedures and guidelines for each of the underlying funds, please see the statement of additional information for each underlying fund.

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180,
(b) on the American Funds website at americanfunds.com and (c) on the SEC's website at sec.gov. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

            American Funds Target Date Retirement Series -- Page 32

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on December 1, 2007.
Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2050

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Michael L. Smith                                      Class A          5.52
 Madison, GA
------------------------------------------------------------------------------
 Amy L. Miller                                         Class R-1       12.53
 Waunakee, WI
------------------------------------------------------------------------------
 Chilitech                                             Class R-1       14.35
 Williamsport, PA
------------------------------------------------------------------------------
 The Structural Shop Ltd.                              Class R-1       10.67
 Glenview, IL
------------------------------------------------------------------------------
 Capital Research & Management Company                 Class R-1        6.30
 Brea, CA
------------------------------------------------------------------------------
 South Point Hotel & Casino                            Class R-2       24.19
 Denver, CO
------------------------------------------------------------------------------
 Cap Tech Ventures Inc.                                Class R-3        6.32
 Englewood, CO
------------------------------------------------------------------------------
 AMS Fund                                              Class R-3        5.00
 Phoenix, AZ
------------------------------------------------------------------------------
 Raff Financial Services Inc.                          Class R-4       30.22
 Livingston, NJ
------------------------------------------------------------------------------
 Walker Homes                                          Class R-4       10.45
 Cape Haze, FL
------------------------------------------------------------------------------
 Planar Systems Inc.                                   Class R-4        7.44
 Greenwood Vlg, CO
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       71.33
 Los Angeles, CA
------------------------------------------------------------------------------
 MTRMLS Inc.                                           Class R-5       18.60
 Atlanta, GA
------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2045

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 The Structural Shop                                   Class R-1       18.43
 Chicago, IL
------------------------------------------------------------------------------
 Chilitech                                             Class R-1       14.31
 Williamsport, PA
------------------------------------------------------------------------------
 Andrea Bickert                                        Class R-1       14.09
 St. Petersburg, FL
------------------------------------------------------------------------------
 NW Iowa Surgeons                                      Class R-1       13.95
 Spencer, IA
------------------------------------------------------------------------------
 Joe Keenum EX & Construction                          Class R-1       10.12
 Ridgeland, MS
------------------------------------------------------------------------------
 Classic Manor Builders Inc.                           Class R-1        5.68
 Denver, CO
------------------------------------------------------------------------------
 Copeland                                              Class R-3       28.90
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        7.94
 Houston, TX
------------------------------------------------------------------------------
 Redding Management Inc.                               Class R-4       21.47
 Pittsburgh, PA
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       78.34
 Los Angeles, CA
------------------------------------------------------------------------------
 Crest Savings Bank                                    Class R-5        7.50
 Englewood, CO
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 33

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2040

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Car Transport                                         Class R-1       11.14
 Pittsburgh, PA
------------------------------------------------------------------------------
 Alysia L. Irvin                                       Class R-1        9.53
 St. Petersburg, FL
------------------------------------------------------------------------------
 Gary R. O'Brien Inc.                                  Class R-1        8.96
 Glendale, CA
------------------------------------------------------------------------------
 Jessica Hershey                                       Class R-1        7.37
 St. Petersburg, FL
------------------------------------------------------------------------------
 Andrea Treaster                                       Class R-1        7.31
 St. Petersburg, FL
------------------------------------------------------------------------------
 Members Interior Construction Inc.                    Class R-1        7.09
 Denver, CO
------------------------------------------------------------------------------
 Dana J. Haubrick                                      Class R-1        6.76
 St. Petersburg, FL
------------------------------------------------------------------------------
 Great Southern Excavators Inc.                        Class R-1        6.74
 Ridgeland, MS
------------------------------------------------------------------------------
 Chilitech                                             Class R-1        5.45
 Williamsport, PA
------------------------------------------------------------------------------
 Traditions Management of Pennsylvania                 Class R-1        5.22
 Pittsburgh, PA
------------------------------------------------------------------------------
 PriorityOne Capital Corporation                       Class R-2        7.17
 Englwood, CO
------------------------------------------------------------------------------
 South Point Hotel & Casino                            Class R-2        7.11
 Denver, CO
------------------------------------------------------------------------------
 Copeland                                              Class R-3       23.19
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        8.19
 Houston, TX
------------------------------------------------------------------------------
 MMC                                                   Class R-4       13.66
 San Francisco, CA
------------------------------------------------------------------------------
 Erickson Oil Products                                 Class R-4        8.34
 Fargo, ND
------------------------------------------------------------------------------
 Aquidneck Medical Associates Inc.                     Class R-4        6.45
 Englewood, CO
------------------------------------------------------------------------------
 Alerus Financial & V-T Industries                     Class R-4        6.31
 Saint Paul, MN
------------------------------------------------------------------------------
 Wirerope Works Inc.                                   Class R-4        6.25
 San Francisco, CA
------------------------------------------------------------------------------
 William R. Ranger                                     Class R-4        5.13
 Raverse City, MICar Transport
 Pittsburgh, PA
------------------------------------------------------------------------------
 Bagley Dental                                         Class R-4        5.08
 Richland, WA
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       67.93
 Los Angeles, CA
------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                           Class R-5        8.81
 Milwaukee, WI
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 34

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2035

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Capriotti's Sandwich Shop                             Class R-1       32.14
 Denver, CO
------------------------------------------------------------------------------
 Sherry Sharer                                         Class R-1       12.55
 St. Petersburg, FL
------------------------------------------------------------------------------
 Great Southern Excavators Inc.                        Class R-1       12.29
 Ridgeland, MS
------------------------------------------------------------------------------
 Members Interior Construction Inc.                    Class R-1        8.50
 Denver, CO
------------------------------------------------------------------------------
 Car Transport                                         Class R-1        7.01
 Pittsburgh, PA
------------------------------------------------------------------------------
 Copeland                                              Class R-3       20.55
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        7.76
 Houston, TX
------------------------------------------------------------------------------
 Lavely & Singer                                       Class R-4        8.11
 San Francisco, CA
------------------------------------------------------------------------------
 Aquidneck Medical Associates Inc.                     Class R-4        7.69
 Englewood, CO
------------------------------------------------------------------------------
 Cement Masons & Plasterers Local 518                  Class R-4        5.56
 Overland Park, KS
------------------------------------------------------------------------------
 Parker Fire Protection District                       Class R-4        5.36
 Denver, CO
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       81.45
 Los Angeles, CA
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 35

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2030

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Central Shop Rite                                     Class R-1       34.22
 Vassar, MI
------------------------------------------------------------------------------
 Cwenar Photography                                    Class R-1        9.40
 Pittsburgh, PA
------------------------------------------------------------------------------
 Car Transport                                         Class R-1        9.00
 Pittsburgh, PA
------------------------------------------------------------------------------
 Cabarrus Urology Clinic                               Class R-1        8.89
 Kannapolis, NC
------------------------------------------------------------------------------
 Copeland                                              Class R-3       17.59
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        6.65
 Houston, TX
------------------------------------------------------------------------------
 Erickson Oil Products                                 Class R-4       15.53
 Fargo, ND
------------------------------------------------------------------------------
 Parker Fire Protection District                       Class R-4        9.02
 Denver, CO
------------------------------------------------------------------------------
 Cement Masons & Plasterers Local 518                  Class R-4        7.35
 Overland Park, KS
------------------------------------------------------------------------------
 MMC                                                   Class R-4        6.68
 San Francisco, CA
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       64.21
 Los Angeles, CA
------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                           Class R-5       13.88
 Milwaukee, WI
------------------------------------------------------------------------------
 Sutter West Medical Group                             Class R-5        8.43
 Englewood, CO
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 36

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2025

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Members Interior Construction Inc.                    Class R-1       23.99
 Denver, CO
------------------------------------------------------------------------------
 Nancy B. Miller                                       Class R-1       22.62
 St. Petersburg, FL
------------------------------------------------------------------------------
 Car Transport                                         Class R-1       15.77
 Pittsburgh, PA
------------------------------------------------------------------------------
 Miles Rubber and Packing Co.                          Class R-1        9.98
 Twinsburg, OH
------------------------------------------------------------------------------
 Kimberley Zeak                                        Class R-1        6.06
 St. Petersburg, FL
------------------------------------------------------------------------------
 Copeland                                              Class R-3       19.93
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        6.72
 Houston, TX
------------------------------------------------------------------------------
 Parker Fire Protection District                       Class R-4        9.82
 Denver, CO
------------------------------------------------------------------------------
 Cement Masons & Plasterers Local 518                  Class R-4        9.17
 Overland Park, KS
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       37.86
 Los Angeles, CA
------------------------------------------------------------------------------
 Sutter West Medical Group                             Class R-5       11.93
 Englewood, CO
------------------------------------------------------------------------------
 Crest Savings NBank                                   Class R-5        8.21
 Englewood, CO
------------------------------------------------------------------------------
 Joseph G. Weigel                                      Class R-5        6.06
 Somerset, NJ
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 37

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2020

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Car Transport                                         Class R-1       16.73
 Pittsburgh, PA
------------------------------------------------------------------------------
 Miles Rubber and Packing Co.                          Class R-1       13.45
 Twinsburg, OH
------------------------------------------------------------------------------
 Mary A. Swartz                                        Class R-1       10.61
 St. Petersburg, FL
------------------------------------------------------------------------------
 Cathy Jo Conner                                       Class R-1        7.06
 St. Petersburg, FL
------------------------------------------------------------------------------
 Frontier Trust Co. & Wampum Hardware Co.              Class R-2        9.53
 Fargo, ND
------------------------------------------------------------------------------
 Copeland                                              Class R-3       17.16
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        5.55
 Houston, TX
------------------------------------------------------------------------------
 Parker Fire Protection District                       Class R-4       14.51
 Denver, CO
------------------------------------------------------------------------------
 Cement Masons & Plasterers Local 518                  Class R-4        5.03
 Overland Park, KS
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       58.68
 Los Angeles, CA
------------------------------------------------------------------------------
 Dental Art Laboratories                               Class R-5        9.25
 Atlanta, GA
------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                           Class R-5        7.70
 Milwaukee, WI
------------------------------------------------------------------------------
 Johnnie C. Hall                                       Class R-5        5.64
 Germantown, TN
------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2015

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Anne Appleton-Jones                                   Class R-1       15.81
 St. Petersburg, FL
------------------------------------------------------------------------------
 Car Transport                                         Class R-1       14.57
 Pittsburgh, PA
------------------------------------------------------------------------------
 James S. Keillor                                      Class R-1       13.87
 Royal Oak, MI
------------------------------------------------------------------------------
 Miles Rubber and Packing Co.                          Class R-1       13.14
 Twinsburg, OH
------------------------------------------------------------------------------
 H. Victor Chiang MD                                   Class R-1       10.24
 Potomac, MD
------------------------------------------------------------------------------
 Cabarrus Urology Clinic                               Class R-1        7.67
 Albemarle, NC
------------------------------------------------------------------------------
 Paul R. Kuefler MD                                    Class R-1        6.16
 Flagstaff, AZ
------------------------------------------------------------------------------
 Members Interior Construction Inc.                    Class R-1        5.62
 Denver, CO
------------------------------------------------------------------------------
 Copeland                                              Class R-3       17.27
 Somerset, NJ
------------------------------------------------------------------------------
 Memorial Hermann Healthcare Systems                   Class R-3        5.34
 Houston, TX
------------------------------------------------------------------------------
 Parker Fire Protection District                       Class R-4       12.50
 Denver, CO
------------------------------------------------------------------------------
 Cement Masons & Plasterers Local 518                  Class R-4        7.64
 Overland Park, KS
------------------------------------------------------------------------------
 SO Colorado Medical Association                       Class R-4        5.81
 Pueblo West, CO
------------------------------------------------------------------------------
 Aquidneck Medical Associates Inc.                     Class R-4        5.05
 Englewood, CO
------------------------------------------------------------------------------
 Michael G. Medcalf DMD P A                            Class R-5       40.02
 Denver, CO
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       30.68
 Los Angeles, CA
------------------------------------------------------------------------------
 Crest Savings NBank                                   Class R-5        7.95
 Englewood, CO
------------------------------------------------------------------------------
 Jensen-Byrd Co. Inc.                                  Class R-5        6.09
 Phoenix, AZ
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 38

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2010

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 LEM Construction                                      Class R-1       31.14
 Hayward, CA
------------------------------------------------------------------------------
 Altoona Veterinary Hospital                           Class R-1       20.14
 Altoona, PA
------------------------------------------------------------------------------
 H Claims Services Inc.                                Class R-1       10.28
 Portsmouth, VA
------------------------------------------------------------------------------
 Car Transport                                         Class R-1        9.29
 Pittsburgh, PA
------------------------------------------------------------------------------
 Shipshape                                             Class R-1        9.03
 Norfolk, VA
------------------------------------------------------------------------------
 IATSE Local 66                                        Class R-1        5.49
 Dayton, OH
------------------------------------------------------------------------------
 Copeland                                              Class R-3       19.00
 Somerset, NJ
------------------------------------------------------------------------------
 Cement Masons & Plasterers Local 518                  Class R-4       10.87
 Overland Park, KS
------------------------------------------------------------------------------
 Parker Fire Protection District                       Class R-4        9.74
 Denver, CO
------------------------------------------------------------------------------
 Trustlynx                                             Class R-4        7.88
 Denver, CO
------------------------------------------------------------------------------
 Bagley Dental                                         Class R-4        5.65
 Pasco, WA
------------------------------------------------------------------------------
 CPG                                                   Class R-4        5.08
 Englewood, CO
------------------------------------------------------------------------------
 T.S. Clifton & L. Cannon JR                           Class R-5       64.27
 San Diego, CA
------------------------------------------------------------------------------
 Capital Group Companies                               Class R-5       22.93
 Los Angeles, CA
------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 39

INVESTMENT ADVISER -- Capital Research and Management Company, the series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

COMPENSATION OF INVESTMENT PROFESSIONALS -- The series is managed by a Portfolio
Oversight Committee consisting of investment professionals employed by the investment adviser. The investment professionals serving on the Portfolio
Oversight Committee are paid competitive salaries by Capital Research and
Management Company and may participate in profit-sharing plans. Members of the
Portfolio Oversight Committee will not be compensated based on the size of the series or the underlying funds in which the series invests, but rather over a long-term period based, among other things, on how successful each fund in the series has been in achieving its objectives, i.e., growth, income and conservation of capital. The investment adviser believes that this method of compensation minimizes any incentive to favor one target date fund

            American Funds Target Date Retirement Series -- Page 40

or underlying fund over another in the allocation process for reasons other than meeting the investment objectives of the funds.

INVESTMENT PROFESSIONAL FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, investment professionals may personally own shares of the funds. In addition, investment professionals may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2007:

                                            NUMBER             NUMBER
                                           OF OTHER           OF OTHER           NUMBER
                                          REGISTERED           POOLED           OF OTHER
                                          INVESTMENT         INVESTMENT         ACCOUNTS
                                       COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                      DOLLAR RANGE           THAT               THAT           INVESTMENT
                         OF FUND          INVESTMENT         INVESTMENT       PROFESSIONAL
                     SHARES OWNED/1/     PROFESSIONAL       PROFESSIONAL        MANAGES
                     (AMERICAN FUNDS        MANAGES           MANAGES          (ASSETS OF
    INVESTMENT         TARGET DATE      (ASSETS OF RICS   (ASSETS OF PIVS    OTHER ACCOUNTS
   PROFESSIONAL      RETIREMENT FUND)   IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
----------------------------------------------------------------------------------------------
                                                           <C
 James B.               $10,001 -         4      $342.0         None              None
 Lovelace                $50,000
                       (2020 Fund)
----------------------------------------------------------------------------------------------
 Alan N. Berro         $100,001 -         3      $263.7         None              None
                        $500,000
                       (2035 Fund)
----------------------------------------------------------------------------------------------
 Joyce E. Gordon       $100,001 -         3      $229.6         None              None
                        $500,000
                       (2020 Fund)
----------------------------------------------------------------------------------------------
 Nicholas J.            $10,001 -         2      $241.5         None              None
 Grace                   $50,000
                       (2030 Fund)
----------------------------------------------------------------------------------------------
 John H. Smet           $10,001 -         7      $310.0         None           3       $2.48
                         $50,000
                       (2025 Fund)
----------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the investment professional also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of investment professionals and their families are not reflected.

            American Funds Target Date Retirement Series -- Page 41

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the series and the investment adviser will continue in effect until December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series' offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes;
expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors; association dues; costs of stationery and forms prepared exclusively for the series; and costs of assembling and storing shareholder account data.

For the fiscal year ended October 31, 2007, the investment adviser was entitled to receive management fees from the fund. After giving effect to the management fee waiver/expense reimbursements described below, each fund paid the following investment adviser management fees for the fiscal year ended October 31, 2007:

                                                                                             GROSS                        NET
                                                                                           MANAGEMENT     WAIVER/      MANAGEMENT
 FUND                                                                         FISCAL YEAR     FEE      REIMBURSEMENT      FEE
----------------------------------------------------------------------------------------------------------------------------------

 American Funds 2050 Target Date Retirement Fund                                 2007        $13,000      $13,000          $0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2045 Target Date Retirement Fund                                 2007          7,000        7,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2040 Target Date Retirement Fund                                 2007         18,000       18,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2035 Target Date Retirement Fund                                 2007         27,000       27,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2030 Target Date Retirement Fund                                 2007         39,000       39,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2025 Target Date Retirement Fund                                 2007         51,000       51,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2020 Target Date Retirement Fund                                 2007         71,000       71,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2015 Target Date Retirement Fund                                 2007         66,000       66,000           0
----------------------------------------------------------------------------------------------------------------------------------
 American Funds 2010 Target Date Retirement Fund                                 2007         63,000       63,000           0
----------------------------------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 42

As described in the prospectus, the investment adviser is currently waiving its management fee. However, the investment advisory and services agreement authorizes the adviser to be paid a fee up to .10%. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series' board.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

The following table provides the effective annual advisory fee rates for each of the underlying funds.

 UNDERLYING AMERICAN FUNDS                           ANNUAL FEE RATE
-----------------------------------------------------------------------------

 AMCAP Fund                                                .29%
-----------------------------------------------------------------------------
 The Growth Fund of America                                .25
-----------------------------------------------------------------------------
 The New Economy Fund                                      .37
-----------------------------------------------------------------------------
 EuroPacific Growth Fund                                   .39
-----------------------------------------------------------------------------
 New Perspective Fund                                      .35
-----------------------------------------------------------------------------
 New World Fund                                            .56
-----------------------------------------------------------------------------
 SMALLCAP World Fund                                       .58
-----------------------------------------------------------------------------
 American Mutual Fund                                      .24
-----------------------------------------------------------------------------
 Capital World Growth and Income Fund                      .34
-----------------------------------------------------------------------------
 Fundamental Investors                                     .24
-----------------------------------------------------------------------------
 The Investment Company of America                         .22
-----------------------------------------------------------------------------
 Washington Mutual Investors Fund                          .23*
-----------------------------------------------------------------------------
 Capital Income Builder                                    .23
-----------------------------------------------------------------------------
 The Income Fund of America                                .22
-----------------------------------------------------------------------------
 American Balanced Fund                                    .22
-----------------------------------------------------------------------------
 American High-Income Trust                                .30
-----------------------------------------------------------------------------
 The Bond Fund of America                                  .23
-----------------------------------------------------------------------------
 Capital World Bond Fund                                   .47
-----------------------------------------------------------------------------
 Intermediate Bond Fund of America                        .26%
-----------------------------------------------------------------------------
 Short-Term Bond Fund of America                           .32
-----------------------------------------------------------------------------
 U.S. Government Securities Fund                           .28
-----------------------------------------------------------------------------

* Includes fees for services provided by Washington Management Corporation.

            American Funds Target Date Retirement Series -- Page 43

The investment adviser has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by the investment adviser at any time. Fees and expenses in the statement of operations are presented gross of any reimbursements from the investment adviser. For the period ended October 31,
2007, the total fees and expenses reimbursed by the investment adviser were:

 FUND                                                         REIMBURSEMENT
-----------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND                 $39,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND                  34,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND                  44,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND                  50,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND                  60,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND                  68,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND                  87,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND                  83,000
-----------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND                  83,000
-----------------------------------------------------------------------------

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the series and the investment adviser relating to the series' Class A and R shares will continue in effect until
December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of each fund's Class
A and all Class R shares. The investment adviser may contract with third parties, including American Funds Service Company, the series' Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such

            American Funds Target Date Retirement Series -- Page 44

services. For Class R-1, R-2, R-3, R-4 and R-5 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative
Agreement that would otherwise have been paid by the fund. For the year ended
October 31, 2007, the total fees paid by the investment adviser were:

                                                     ADMINISTRATIVE SERVICES
 FUND                                                     REIMBURSEMENT
-----------------------------------------------------------------------------

 American Funds 2050 Target Date Retirement Fund             $8,000
-----------------------------------------------------------------------------
 American Funds 2045 Target Date Retirement Fund             11,000
-----------------------------------------------------------------------------
 American Funds 2040 Target Date Retirement Fund             10,000
-----------------------------------------------------------------------------
 American Funds 2035 Target Date Retirement Fund              7,000
-----------------------------------------------------------------------------
 American Funds 2030 Target Date Retirement Fund              5,000
-----------------------------------------------------------------------------
 American Funds 2025 Target Date Retirement Fund              5,000
-----------------------------------------------------------------------------
 American Funds 2020 Target Date Retirement Fund              2,000
-----------------------------------------------------------------------------
 American Funds 2015 Target Date Retirement Fund              2,000
-----------------------------------------------------------------------------
 American Funds 2010 Target Date Retirement Fund              4,000
-----------------------------------------------------------------------------

The investment adviser receives an administrative services fee at the annual rate of up to .05% of the average daily net assets for Class A and R (excluding
Class R-5 shares) for administrative services provided to these share classes.
An additional .10% will be paid by the R-5 shares of the underlying funds.
Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than .05% of the average daily net assets for each applicable share class. For Class R-5 shares, no additional services fee is paid. The administrative services fee includes compensation for transfer agent and shareholder services provided to each fund's Class A and R shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule based principally on the number of accounts serviced contained in a Shareholder
Services Agreement between the series and American Funds Service Company.

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                                                 ADMINISTRATIVE
 FUND                                                             SERVICES FEE
--------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE RETIREMENT         CLASS A         $ 3,000
 FUND                                              CLASS R-1            251
                                                   CLASS R-2         14,000
                                                   CLASS R-3          5,000
                                                   CLASS R-4          1,000
                                                   CLASS R-5            255
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE RETIREMENT         CLASS A         $ 2,000
 FUND                                              CLASS R-1            281
                                                   CLASS R-2         11,000
                                                   CLASS R-3          4,000
                                                   CLASS R-4          1,000
                                                   CLASS R-5            204
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE RETIREMENT         CLASS A           5,000
 FUND                                              CLASS R-1            395
                                                   CLASS R-2         16,000
                                                   CLASS R-3          7,000
                                                   CLASS R-4          1,000
                                                   CLASS R-5            342
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE RETIREMENT         CLASS A           7,000
 FUND                                              CLASS R-1            318
                                                   CLASS R-2         20,000
                                                   CLASS R-3          8,000
                                                   CLASS R-4          2,000
                                                   CLASS R-5            272
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE RETIREMENT         CLASS A          10,000
 FUND                                              CLASS R-1          1,000
                                                   CLASS R-2         22,000
                                                   CLASS R-3         10,000
                                                   CLASS R-4          3,000
                                                   CLASS R-5            337
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE RETIREMENT         CLASS A          14,000
 FUND                                              CLASS R-1            442
                                                   CLASS R-2         25,000
                                                   CLASS R-3         13,000
                                                   CLASS R-4          3,000
                                                   CLASS R-5            280
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE RETIREMENT         CLASS A          20,000
 FUND                                              CLASS R-1          1,000
                                                   CLASS R-2         32,000
                                                   CLASS R-3         16,000
                                                   CLASS R-4          4,000
                                                   CLASS R-5            303
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE RETIREMENT         CLASS A          20,000
 FUND                                              CLASS R-1            399
                                                   CLASS R-2         24,000
                                                   CLASS R-3         15,000
                                                   CLASS R-4          3,000
                                                   CLASS R-5            231
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE RETIREMENT         CLASS A          19,000
 FUND                                              CLASS R-1            409
                                                   CLASS R-2         22,000
                                                   CLASS R-3         12,000
                                                   CLASS R-4          4,000
                                                   CLASS R-5            259
--------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 45

 [This page is intentionally left blank for this filing.]

            American Funds Target Date Retirement Series -- Page 46

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the series'
shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman
Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the funds' shares. For
Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the
Principal Underwriter to investment dealers. The series also reimburses the
Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class R-1, R-2, R-3 and
R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                   COMMISSIONS,     ALLOWANCE
                                                     FISCAL YEAR/
                                                                      REVENUE           OR
 FUND                                                   PERIOD
-------------------------------------------------------------------     OR         COMPENSATION

                                                                   FEES RETAINED    TO DEALERS
                                                                   -----------------------------

 AMERICAN FUNDS 2050 TARGET DATE           CLASS A       2007          68,000          374,000
 RETIREMENT FUND
 AMERICAN FUNDS 2045 TARGET DATE
 RETIREMENT FUND                           CLASS A       2007          43,000          242,000
 AMERICAN FUNDS 2040 TARGET DATE           CLASS A       2007         109,000          604,000
 RETIREMENT FUND
 AMERICAN FUNDS 2035 TARGET DATE
 RETIREMENT FUND                           CLASS A       2007         162,000          834,000
 AMERICAN FUNDS 2030 TARGET DATE
 RETIREMENT FUND                           CLASS A       2007         211,000        1,074,000
 AMERICAN FUNDS 2025 TARGET DATE
 RETIREMENT FUND                           CLASS A       2007         271,000        1,291,000
 AMERICAN FUNDS 2020 TARGET DATE
 RETIREMENT FUND                           CLASS A       2007         312,000        1,456,000
 AMERICAN FUNDS 2015 TARGET DATE
 RETIREMENT FUND                           CLASS A       2007         272,000        1,229,000
 AMERICAN FUNDS 2010 TARGET DATE           CLASS A       2007         225,000          963,000
 RETIREMENT FUND
------------------------------------------------------------------------------------------------

Plans of distribution -- The series has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the series to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the series' board of directors has approved the category of expenses for which payment is being made.

            American Funds Target Date Retirement Series -- Page 47

Each Plan is specific to a particular share class of the series. As the series has not adopted a Plan for Class R-5, no 12b-1 fees are paid from Class R-5 share assets and the following disclosure is not applicable to Class R-5.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of each fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the funds." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A -- For Class A shares, up to 0.25% of the series' average daily net assets attributable to such shares is reimbursed to the Principal
     Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The series may annually expend up to 0.30%
     for Class A shares under the Plan.

     Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases
     (which are described in further detail under the "Sales Charges" section of this document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit.
     After five quarters, these commissions are not recoverable. As of the fund's most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $5,000 or 0.01% of Class A net assets for American Funds 2040 Target Date
     Retirement Fund, $3,000 or less than 0.01% of Class A net assets for
     American Funds 2025 Target Date Retirement Fund, $15,000 or 0.01% of Class
     A net assets for American Funds 2020 Target Date Retirement Fund, $49,000
     or 0.04% of Class A net assets for American Funds 2015 Target Date
     Retirement Fund and $91,000 or 0.08% of Class A net assets for American
     Funds 2010 Target Date Retirement Fund.

            American Funds Target Date Retirement Series -- Page 48

     OTHER SHARE CLASSES (CLASS R-1, R-2, R-3 AND R-4) -- The Plans for each of the other share classes that have adopted Plans provide for payments to the
     Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the series' average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class R-1                         0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class R-2                          0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                          0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                          0.25           --           0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The series may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2007 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                                  12B-1 UNPAID
                                                        12B-1      LIABILITY
 FUND                                                  EXPENSES   OUTSTANDING
-------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE            CLASS A    $ 19,000      $ 8,000
 RETIREMENT FUND                           CLASS R-1      1,000          442
                                           CLASS R-2     24,000       12,000
                                           CLASS R-3      9,000        5,000
                                           CLASS R-4      1,000        1,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE            CLASS A       9,000        3,000
 RETIREMENT FUND                           CLASS R-1      1,000          443
                                           CLASS R-2     10,000        5,000
                                           CLASS R-3      5,000        4,000
                                           CLASS R-4      1,000          309
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE            CLASS A      25,000       11,000
 RETIREMENT FUND                           CLASS R-1      1,000        1,000
                                           CLASS R-2     24,000       12,000
                                           CLASS R-3     17,000       10,000
                                           CLASS R-4      3,000        2,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE            CLASS A      39,000       19,000
 RETIREMENT FUND                           CLASS R-1      1,000        1,000
                                           CLASS R-2     37,000       19,000
                                           CLASS R-3     25,000       15,000
                                           CLASS R-4      4,000        2,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE            CLASS A      56,000       27,000
 RETIREMENT FUND                           CLASS R-1      7,000        4,000
                                           CLASS R-2     49,000       24,000
                                           CLASS R-3     34,000       20,000
                                           CLASS R-4      8,000        4,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE            CLASS A      80,000       29,000
 RETIREMENT FUND                           CLASS R-1      3,000        2,000
                                           CLASS R-2     54,000       28,000
                                           CLASS R-3     46,000       27,000
                                           CLASS R-4     10,000        5,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE            CLASS A     121,000       42,000
 RETIREMENT FUND                           CLASS R-1      5,000        2,000
                                           CLASS R-2     78,000       40,000
                                           CLASS R-3     60,000       36,000
                                           CLASS R-4     14,000        7,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE            CLASS A     121,000       42,000
 RETIREMENT FUND                           CLASS R-1      4,000        2,000
                                           CLASS R-2     58,000       30,000
                                           CLASS R-3     55,000       31,000
                                           CLASS R-4     12,000        7,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE            CLASS A     112,000       41,000
 RETIREMENT FUND                           CLASS R-1      4,000        1,000
                                           CLASS R-2     50,000       23,000
                                           CLASS R-3     44,000       26,000
                                           CLASS R-4     14,000        6,000
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 49

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the series are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the series include quality shareholder services, savings to the series in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC

            American Funds Target Date Retirement Series -- Page 50

     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC

            American Funds Target Date Retirement Series -- Page 51

     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The series does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for each underlying fund.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the series' board of directors and compliance will be periodically assessed by the board in connection with reporting from the series' Chief Compliance Officer.
These policies and procedures are similar to those adopted by the underlying funds.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the

            American Funds Target Date Retirement Series -- Page 52

calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The series' custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. Information regarding the portfolio holdings of the underlying funds will be available on the American Funds website.

Affiliated persons of the series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the series (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of series shareholders. The investment adviser has implemented policies and procedures to address issues that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain series service providers for legitimate business and series oversight purposes) helps reduce potential issues between series shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the series or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to a fund in the series or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal
Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their

            American Funds Target Date Retirement Series -- Page 53

own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., each fund's share price would still be determined as of 4 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of each fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Underlying funds are priced based on the net asset value of each underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the underlying fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

            American Funds Target Date Retirement Series -- Page 54

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the series' board. Subject to board oversight, the series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the series' investment adviser. The board receives periodic reports describing fair-valued securities and the valuation methods used.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

            American Funds Target Date Retirement Series -- Page 55
                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan. Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares generally will be reinvested in shares of the fund of the same class.

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are

            American Funds Target Date Retirement Series -- Page 56

exempt from taxation. Dividends and capital gain distributions by each fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by each fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

            American Funds Target Date Retirement Series -- Page 57

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS -- As noted in the prospectus, participants in an eligible retirement plan should contact their plan's administrator or recordkeeper for information regarding purchases, sales and exchanges.

PURCHASES BY INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

            American Funds Target Date Retirement Series -- Page 58

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- Class R-5 shares are also available for tax-deferred retirement plans and IRAs of clients of the Personal Investment
Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The series and the Principal Underwriter receive the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- All
investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts).

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans or (c) required minimum distribution automatic exchanges.

Certain accounts held on the series' books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of one or more funds in the series. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.

EXCHANGES -- Shares of each fund in the series generally may be exchanged into shares of the same class of other funds in the American Funds. Exchange purchases are subject to the

            American Funds Target Date Retirement Series -- Page 59

minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, all transactions in fund shares are subject to the series' and American Funds Distributors' right to restrict potentially abusive trading.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to reserving the right to restrict potentially abusive trading, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the
American Funds - for example, short-term trading activity in multiple funds.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds and funds in the series may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington

            American Funds Target Date Retirement Series -- Page 60

          Management Corporation, current or retired employees and partners of
          The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

            American Funds Target Date Retirement Series -- Page 61

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. Purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50%
on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of
$4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the series under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

            American Funds Target Date Retirement Series -- Page 62

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

            American Funds Target Date Retirement Series -- Page 63

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or

            American Funds Target Date Retirement Series -- Page 64

     variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities).

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also

            American Funds Target Date Retirement Series -- Page 65

          count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded).

CDSC waivers are allowed only in the cases listed here and in the prospectus.

For information regarding the sale of shares, please refer to the prospectus.

                                 SELLING SHARES

EMPLOYER-SPONSORED RETIREMENT ACCOUNTS -- Shares of the series may be sold by contacting your plan administrator or recordkeeper.

FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS --

     The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds
     Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

     A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the
     Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

     Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

     If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day

            American Funds Target Date Retirement Series -- Page 66

following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to shareholders whose accounts are held on the books of the funds, but are generally not applicable to employer-sponsored retirement plans.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other
American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If

            American Funds Target Date Retirement Series -- Page 67

you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw Class A shares from any of the funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase,

            American Funds Target Date Retirement Series -- Page 68

redemption and/or exchange options, you agree to hold the series, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these services.
However, you may elect to opt out of these services by writing the Transfer
Agent (you may also reinstate them at any time by writing the Transfer Agent).
If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not available.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the funds hold non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S.
banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company is compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital
Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the series' independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the series' independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the series and for independent directors in their capacities as such. Counsel does not provide legal services to the series' investment

            American Funds Target Date Retirement Series -- Page 69

adviser or any of its affiliated companies. A determination with respect to the independence of the series' "independent legal counsel" will be made at least annually by the independent directors of the series, as prescribed by the 1940
Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The series' fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The series' annual financial statements are audited by the series' independent registered public accounting firm, Deloitte & Touche LLP. (In addition, shareholders may also receive proxy statements for each fund.) In an effort to reduce the volume of mail shareholders receive from the series when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

CODES OF ETHICS -- Capital Research and Management Company and its affiliated companies, including the series' Principal Underwriter, have adopted codes of ethics that allow for personal investments. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority) filed an administrative complaint against the Principal
Underwriter. The complaint alleges violations of certain NASD rules by the
Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD
Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's
National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the

            American Funds Target Date Retirement Series -- Page 70

Superior Court's decision to California's Court of Appeal for the Second
Appellate District. On January 26, 2007, the Court of Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the series or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the series is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website, americanfunds.com under "American Funds regulatory matters."

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.42
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.12

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.42
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.12

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND
DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.42
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.12

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.42
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.12

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.39
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.08

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.37
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.06

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.30
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $11.99

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.16
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $11.84

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.08
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $11.76

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

            American Funds Target Date Retirement Series -- Page 71

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

            American Funds Target Date Retirement Series -- Page 72

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

            American Funds Target Date Retirement Series -- Page 73

                                               FUND NUMBERS
                              -------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                          CLASS A   R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/ .     069     2169    2269    2369    2469     2569
American Funds 2045 Target
Date Retirement Fund/(R)/ .     068     2168    2268    2368    2468     2568
American Funds 2040 Target
Date Retirement Fund/(R)/ .     067     2167    2267    2367    2467     2567
American Funds 2035 Target
Date Retirement Fund/(R)/ .     066     2166    2266    2366    2466     2566
American Funds 2030 Target
Date Retirement Fund/(R)/ .     065     2165    2265    2365    2465     2565
American Funds 2025 Target
Date Retirement Fund/(R)/ .     064     2164    2264    2364    2464     2564
American Funds 2020 Target
Date Retirement Fund/(R)/ .     063     2163    2263    2363    2463     2563
American Funds 2015 Target
Date Retirement Fund/(R)/ .     062     2162    2262    2362    2462     2562
American Funds 2010 Target
Date Retirement Fund/(R)/ .     061     2161    2261    2361    2461     2561

            American Funds Target Date Retirement Series -- Page 74

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

            American Funds Target Date Retirement Series -- Page 75

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

            American Funds Target Date Retirement Series -- Page 76

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            American Funds Target Date Retirement Series -- Page 77

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .    For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

            American Funds Target Date Retirement Series -- Page 78

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            American Funds Target Date Retirement Series -- Page 79

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2050.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	140,632	$3,168	7.0%
EuroPacific Growth Fund, Class R-5	31,157	1,811	4.0
The Growth Fund of America, Inc., Class R-5	82,404	3,168	7.0
The New Economy Fund, Class R-5	56,456	1,811	4.0
New Perspective Fund, Inc., Class R-5	81,703	3,168	7.0
New World Fund, Inc., Class R-5	27,354	1,811	4.0
SMALLCAP World Fund, Inc., Class R-5	62,916	3,168	7.0
		18,105	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	72,329	2,263	5.0
Capital World Growth and Income Fund, Inc., Class R-5	89,666	4,526	10.0
Fundamental Investors, Inc., Class R-5	96,572	4,526	10.0
The Investment Company of America, Class R-5	123,334	4,526	10.0
Washington Mutual Investors Fund, Inc., Class R-5	119,808	4,526	10.0
		20,367	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	88,319	1,811	4.0
Capital Income Builder, Inc., Class R-5	19,800	1,358	3.0
The Income Fund of America, Inc., Class R-5	63,217	1,358	3.0
		4,527	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	168,391	2,264	5.0

Total investment securities (cost: $42,631,000)		45,263	100.0
Other assets less liabilities		(12)	.0

Net assets		$45,251	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2045.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	83,081	$1,872	7.0%
EuroPacific Growth Fund, Class R-5	18,407	1,069	4.0
The Growth Fund of America, Inc., Class R-5	48,682	1,872	7.0
The New Economy Fund, Class R-5	33,352	1,069	4.0
New Perspective Fund, Inc., Class R-5	48,268	1,872	7.0
New World Fund, Inc., Class R-5	16,160	1,070	4.0
SMALLCAP World Fund, Inc., Class R-5	37,169	1,872	7.0
		10,696	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	42,730	1,337	5.0
Capital World Growth and Income Fund, Inc., Class R-5	52,972	2,674	10.0
Fundamental Investors, Inc., Class R-5	57,052	2,674	10.0
The Investment Company of America, Class R-5	72,862	2,674	10.0
Washington Mutual Investors Fund, Inc., Class R-5	70,779	2,674	10.0
		12,033	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	52,176	1,070	4.0
Capital Income Builder, Inc., Class R-5	11,697	802	3.0
The Income Fund of America, Inc., Class R-5	37,347	802	3.0
		2,674	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	99,480	1,337	5.0

Total investment securities (cost: $25,326,000)		26,740	100.0
Other assets less liabilities		(4)	.0

Net assets		$26,736	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2040.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	206,504	$4,653	7.0%
EuroPacific Growth Fund, Class R-5	45,957	2,671	4.0
The Growth Fund of America, Inc., Class R-5	121,292	4,664	7.0
The New Economy Fund, Class R-5	83,032	2,663	4.0
New Perspective Fund, Inc., Class R-5	120,847	4,686	7.0
New World Fund, Inc., Class R-5	40,210	2,661	4.0
SMALLCAP World Fund, Inc., Class R-5	92,813	4,674	7.0
		26,672	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	106,452	3,331	5.0
Capital World Growth and Income Fund, Inc., Class R-5	132,036	6,665	10.0
Fundamental Investors, Inc., Class R-5	142,520	6,680	10.0
The Investment Company of America, Class R-5	181,603	6,665	10.0
Washington Mutual Investors Fund, Inc., Class R-5	176,412	6,665	10.0
		30,006	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	130,106	2,667	4.0
Capital Income Builder, Inc., Class R-5	29,168	2,000	3.0
The Income Fund of America, Inc., Class R-5	93,127	2,000	3.0
		6,667	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	248,062	3,334	5.0

Total investment securities (cost: $62,901,000)		66,679	100.0
Other assets less liabilities		(12)	.0

Net assets		$66,667	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2035.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	311,278	$7,013	7.0%
EuroPacific Growth Fund, Class R-5	68,963	4,008	4.0
The Growth Fund of America, Inc., Class R-5	182,395	7,013	7.0
The New Economy Fund, Class R-5	124,926	4,007	4.0
New Perspective Fund, Inc., Class R-5	181,282	7,030	7.0
New World Fund, Inc., Class R-5	60,528	4,006	4.0
SMALLCAP World Fund, Inc., Class R-5	139,257	7,013	7.0
		40,090	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	160,168	5,012	5.0
Capital World Growth and Income Fund, Inc., Class R-5	198,551	10,023	10.0
Fundamental Investors, Inc., Class R-5	213,794	10,020	10.0
The Investment Company of America, Class R-5	273,101	10,023	10.0
Washington Mutual Investors Fund, Inc., Class R-5	265,294	10,023	10.0
		45,101	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	195,558	4,009	4.0
Capital Income Builder, Inc., Class R-5	43,842	3,006	3.0
The Income Fund of America, Inc., Class R-5	139,977	3,007	3.0
		10,022	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	372,856	5,011	5.0

Total investment securities (cost: $94,372,000)		100,224	100.0
Other assets less liabilities		(58)	.0

Net assets		$100,166	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2030.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	437,837	$9,865	7.0%
EuroPacific Growth Fund, Class R-5	97,040	5,639	4.0
The Growth Fund of America, Inc., Class R-5	256,553	9,864	7.0
The New Economy Fund, Class R-5	175,676	5,634	4.0
New Perspective Fund, Inc., Class R-5	255,182	9,896	7.0
New World Fund, Inc., Class R-5	85,124	5,634	4.0
SMALLCAP World Fund, Inc., Class R-5	195,985	9,870	7.0
		56,402	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Inc., Class R-5	225,290	7,049	5.0
Capital World Growth and Income Fund, Inc., Class R-5	251,374	12,689	9.0
Fundamental Investors, Inc., Class R-5	240,756	11,284	8.0
The Investment Company of America, Class R-5	345,764	12,690	9.0
Washington Mutual Investors Fund, Inc., Class R-5	335,879	12,690	9.0
		56,402	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Inc., Class R-5	343,914	7,051	5.0
Capital Income Builder, Inc., Class R-5	102,803	7,050	5.0
The Income Fund of America, Inc., Class R-5	328,224	7,050	5.0
		21,151	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	524,572	7,050	5.0

Total investment securities (cost: $132,872,000)		141,005	100.0
Other assets less liabilities		(35)	.0

Net assets		$140,970	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0
Appropriate for investors who plan to retire in or near 2025.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	569,718	$12,836	7.0%
EuroPacific Growth Fund, Class R-5	126,221	7,334	4.0
The Growth Fund of America, Inc., Class R-5	333,830	12,836	7.0
The New Economy Fund, Class R-5	228,709	7,334	4.0
New Perspective Fund, Inc., Class R-5	330,989	12,836	7.0
New World Fund, Inc., Class R-5	110,813	7,335	4.0
SMALLCAP World Fund, Inc., Class R-5	254,880	12,836	7.0
		73,347	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	293,013	9,168	5.0
Capital World Growth and Income Fund, Inc., Class R-5	254,274	12,836	7.0
Fundamental Investors, Inc., Class R-5	273,858	12,836	7.0
The Investment Company of America, Class R-5	399,712	14,670	8.0
Washington Mutual Investors Fund, Inc., Class R-5	388,285	14,669	8.0
		64,179	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	715,582	14,669	8.0
Capital Income Builder, Inc., Class R-5	160,427	11,002	6.0
The Income Fund of America, Inc., Class R-5	512,201	11,002	6.0
		36,673	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	682,172	9,168	5.0

Total investment securities (cost: $173,329,000)		183,367	100.0
Other assets less liabilities		(25)	.0

Net assets		$183,342	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	35.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0
Appropriate for investors who plan to retire in or near 2020.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 35.0%
AMCAP Fund, Inc., Class R-5	671,340	$15,125	6.0%
EuroPacific Growth Fund, Class R-5	173,525	10,084	4.0
The Growth Fund of America, Inc., Class R-5	393,375	15,125	6.0
The New Economy Fund, Class R-5	235,817	7,563	3.0
New Perspective Fund, Inc., Class R-5	455,032	17,646	7.0
New World Fund, Inc., Class R-5	114,257	7,563	3.0
SMALLCAP World Fund, Inc., Class R-5	300,343	15,125	6.0
		88,231	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	402,825	12,605	5.0
Capital World Growth and Income Fund, Inc., Class R-5	349,567	17,646	7.0
Fundamental Investors, Inc., Class R-5	376,492	17,646	7.0
The Investment Company of America, Class R-5	549,511	20,167	8.0
Washington Mutual Investors Fund, Inc., Class R-5	533,802	20,167	8.0
		88,231	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	983,758	20,167	8.0
Capital Income Builder, Inc., Class R-5	220,549	15,125	6.0
The Income Fund of America, Inc., Class R-5	704,156	15,125	6.0
		50,417	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-5	1,875,655	25,209	10.0

Total investment securities (cost: $238,871,000)		252,088	100.0
Other assets less liabilities		(35)	.0

Net assets		$252,053	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	25.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	20.0
Other assets less liabilities	-
Appropriate for investors who plan to retire in or near 2015.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 25.0%
AMCAP Fund, Inc., Class R-5	511,002	$11,513	5.0%
EuroPacific Growth Fund, Class R-5	119,570	6,948	3.0
The Growth Fund of America, Inc., Class R-5	300,550	11,556	5.0
New Perspective Fund, Inc., Class R-5	359,336	13,935	6.0
New World Fund, Inc., Class R-5	69,746	4,617	2.0
SMALLCAP World Fund, Inc., Class R-5	183,985	9,265	4.0
		57,834	25.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	368,834	11,541	5.0
Capital World Growth and Income Fund, Inc., Class R-5	320,490	16,178	7.0
Fundamental Investors, Inc., Class R-5	346,088	16,221	7.0
The Investment Company of America, Class R-5	503,472	18,477	8.0
Washington Mutual Investors Fund, Inc., Class R-5	489,080	18,478	8.0
		80,895	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	901,891	18,489	8.0
Capital Income Builder, Inc., Class R-5	202,178	13,865	6.0
The Income Fund of America, Inc., Class R-5	645,502	13,865	6.0
		46,219	20.0

Bond funds - 20.0%
The Bond Fund of America, Inc., Class R-5	870,007	11,554	5.0
Capital World Bond Fund, Inc., Class R-5	566,914	11,554	5.0
U.S. Government Securities Fund, Class R-5	1,719,652	23,112	10.0
		46,220	20.0

Total investment securities (cost: $220,597,000)		231,168	100.0
Other assets less liabilities		(8)	.0

Net assets		$231,160	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2007

[begin pie chart]
Percent of net assets
Growth funds	20.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	24.9
Other assets less liabilities	0.1
Appropriate for investors who plan to retire in or near 2010.
[end pie chart]

Fund investments	Shares	Market value (000)	Percent of net assets

Growth funds - 20.0%
AMCAP Fund, Inc., Class R-5	375,961	$8,470	4.0%
EuroPacific Growth Fund, Class R-5	109,950	6,389	3.0
The Growth Fund of America, Inc., Class R-5	221,125	8,502	4.0
New Perspective Fund, Inc., Class R-5	275,399	10,680	5.0
New World Fund, Inc., Class R-5	64,249	4,253	2.0
SMALLCAP World Fund, Inc., Class R-5	84,591	4,260	2.0
		42,554	20.0

Growth-and-income funds - 35.0%
American Mutual Fund, Inc., Class R-5	474,261	14,840	7.0
Capital World Growth and Income Fund, Inc., Class R-5	294,785	14,881	7.0
Fundamental Investors, Inc., Class R-5	318,330	14,920	7.0
The Investment Company of America, Class R-5	404,701	14,852	7.0
Washington Mutual Investors Fund, Inc., Class R-5	392,810	14,840	7.0
		74,333	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-5	824,720	16,907	8.0
Capital Income Builder, Inc., Class R-5	185,217	12,702	6.0
The Income Fund of America, Inc., Class R-5	590,715	12,689	6.0
		42,298	20.0

Bond funds - 24.9%
American High-Income Trust, Class R-5	851,955	10,539	5.0
The Bond Fund of America, Inc., Class R-5	1,591,647	21,137	9.9
Capital World Bond Fund, Inc., Class R-5	517,174	10,540	5.0
U.S. Government Securities Fund, Class R-5	784,227	10,540	5.0
		52,756	24.9

Total investment securities (cost: $203,265,000)		211,941	99.9
Other assets less liabilities		245	.1

Net assets		$212,186	100.0%

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities									(dollars and shares in thousands, except per-share amounts)
at October 31, 2007
	2050 Fund	2045 Fund			2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities at market	$45,263	$26,740			$66,679	$100,224	$141,005	$183,367	$252,088	$231,168	$211,941
Cash	67	47			457	463	460	-	900	1,772	604
Receivables for:
Sales of investments	-	-			-	-	-	233	-	-	-
Sales of fund's shares	1,298	937			378	818	1,362	2,135	5,623	1,846	1,961
Dividends	10	6			15	23	52	81	117	117	119
Reimbursement from affiliate	17	11			17	10	12	14	16	16	85
Other	1	-	(	*)	1	2	2	2	3	3	3
Total assets	46,656	27,741			67,547	101,540	142,893	185,832	258,747	234,922	214,713

Liabilities:
Payables for:
Purchases of investments	1,337	957			792	1,235	1,538	2,300	5,891	3,101	1,846
Repurchases of fund's shares	28	25			36	45	281	69	630	509	550
Services provided by affiliates	32	15			43	84	92	108	156	136	115
Directors' deferred compensation	1	1			1	2	3	3	5	5	5
Other	7	7			8	8	9	10	12	11	11
Total liabilities	1,405	1,005			880	1,374	1,923	2,490	6,694	3,762	2,527
Net assets at October 31, 2007	$45,251	$26,736			$66,667	$100,166	$140,970	$183,342	$252,053	$231,160	$212,186

Net assets consist of:
Capital paid in on shares of capital stock	$42,473	$25,264			$62,694	$94,057	$132,428	$172,728	$237,908	$219,423	$201,862
Undistributed net investment income	118	56			163	248	395	536	905	1,150	1,381
Undistributed net realized gain	28	2			32	9	14	40	23	16	267
Net unrealized appreciation	2,632	1,414			3,778	5,852	8,133	10,038	13,217	10,571	8,676
Net assets at October 31, 2007	$45,251	$26,736			$66,667	$100,166	$140,970	$183,342	$252,053	$231,160	$212,186

Investment securities at cost	$42,631	$25,326			$62,901	$94,372	$132,872	$173,329	$238,871	$220,597	$203,265

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value

Class A:
Net assets	$22,188	$12,036			$29,211	$44,324	$61,637	$86,450	$120,456	$120,871	$115,796
Shares outstanding	1,943	1,054			2,558	3,880	5,410	7,602	10,662	10,828	10,447
Net asset value per share	$11.42	$11.42			$11.42	$11.42	$11.39	$11.37	$11.30	$11.16	$11.08
Maximum offering price per share	12.12	12.12			12.12	12.12	12.08	12.06	11.99	11.84	11.76
Class R-1:
Net assets	$174	$276			$583	$408	$1,973	$1,118	$1,475	$1,085	$986
Shares outstanding	15	24			51	36	174	99	131	98	90
Net asset value per share(†)	$11.36	$11.36			$11.36	$11.36	$11.33	$11.31	$11.24	$11.11	$11.03
Class R-2:
Net assets	$11,695	$5,083			$12,716	$19,489	$25,085	$29,364	$40,343	$30,602	$22,695
Shares outstanding	1,029	447			1,119	1,715	2,214	2,596	3,590	2,756	2,058
Net asset value per share(†)	$11.36	$11.36			$11.36	$11.36	$11.33	$11.31	$11.24	$11.10	$11.03
Class R-3:
Net assets	$7,383	$6,894			$16,501	$25,417	$34,337	$45,907	$60,541	$52,436	$44,224
Shares outstanding	648	605			1,448	2,230	3,020	4,045	5,369	4,707	3,998
Net asset value per share(†)	$11.40	$11.40			$11.40	$11.40	$11.37	$11.35	$11.28	$11.14	$11.06
Class R-4:
Net assets	$2,597	$1,003			$4,537	$6,325	$12,677	$15,153	$23,465	$20,916	$19,354
Shares outstanding	227	88			397	554	1,112	1,332	2,076	1,873	1,745
Net asset value per share(†)	$11.43	$11.43			$11.43	$11.43	$11.40	$11.38	$11.30	$11.17	$11.09
Class R-5:
Net assets	$1,214	$1,444			$3,119	$4,203	$5,261	$5,350	$5,773	$5,250	$9,131
Shares outstanding	106	126			272	367	461	469	510	469	822
Net asset value per share(†)	$11.45	$11.45			$11.45	$11.45	$11.42	$11.40	$11.33	$11.19	$11.11

(*)Amount less than one thousand.
(†)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations															(dollars in thousands)
for the period February 1, 2007,(1) to October 31, 2007

	2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Investment income:
Income:
Dividends	$185		$89		$250		$378		$583		$770		$1,245		$1,451		$1,648
Interest	5		2		6		11		15		20		23		23		23
	190		91		256		389		598		790		1,268		1,474		1,671

Fees and expenses(2):
Investment advisory services	13		7		18		27		39		51		71		66		63
Distribution services	54		26		70		106		154		193		278		250		224
Administrative services	24		18		30		37		46		55		73		63		57
Reports to shareholders	2		1		3		5		7		9		12		11		11
Registration statement and prospectus	4		2		5		7		11		14		21		19		20
Postage, stationery and supplies	-	(3)	-	(3)	-	(3)	-	(3)	1		1		1		1		1
Directors' compensation	4		2		5		7		11		14		20		19		20
Auditing and legal	2		1		4		5		7		10		14		13		12
Custodian	29		30		29		30		29		29		30		30		29
State and local taxes	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)	-	(3)
Other	-	(3)	-	(3)	1		1		2		2		3		3		3
Total fees and expenses before reimbursements/waivers	132		87		165		225		307		378		523		475		440
Less reimbursements/waivers of fees and expenses:
Investment advisory services	13		7		18		27		39		51		71		66		63
Administrative services	8		11		10		7		5		5		2		2		4
Other	39		34		44		50		60		68		87		83		83
Total fees and expenses after reimbursements/waivers	72		35		93		141		203		254		363		324		290
Net investment income	118		56		163		248		395		536		905		1,150		1,381

Net realized gain and unrealized appreciation on investments:
Net realized gain on:
Sales of investments	23		-		26		-		1		22		2		-		253
Capital gain distributions received	5		2		6		9		13		18		21		16		14
Net realized gain	28		2		32		9		14		40		23		16		267
Net unrealized appreciation on investments	2,632		1,414		3,778		5,852		8,133		10,038		13,217		10,571		8,676
Net realized gain and unrealized appreciation on investments	2,660		1,416		3,810		5,861		8,147		10,078		13,240		10,587		8,943
Net increase in net assets resulting from operations	$2,778		$1,472		$3,973		$6,109		$8,542		$10,614		$14,145		$11,737		$10,324

(1)Commencement of operations.
(2)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3)Amount less than one thousand.

Statements of changes in net assets								(dollars in thousands)
for the period February 1, 2007,(*) to October 31, 2007

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Operations:
Net investment income	$118	$56	$163	$248	$395	$536	$905	$1,150	$1,381
Net realized gain	28	2	32	9	14	40	23	16	267
Net unrealized appreciation on investments	2,632	1,414	3,778	5,852	8,133	10,038	13,217	10,571	8,676
!Net increase in net assets resulting from operations	2,778	1,472	3,973	6,109	8,542	10,614	14,145	11,737	10,324

Net capital share transactions	42,473	25,264	62,694	94,057	132,428	172,728	237,908	219,423	201,862

Total increase in net assets	45,251	26,736	66,667	100,166	140,970	183,342	252,053	231,160	212,186

Net assets:
Beginning of period	-	-	-	-	-	-	-	-	-
End of period	$45,251	$26,736	$66,667	$100,166	$140,970	$183,342	$252,053	$231,160	$212,186

Undistributed net investment income	$118	$56	$163	$248	$395	$536	$905	$1,150	$1,381

(*)Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– American Funds Target Date Retirement Series, Inc. (the "series") was organized on November 6, 2006, as a Maryland corporation. The series is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). On February 1, 2007, each of the funds obtained their initial capitalization through the sale of 1,000 shares each of Class A, R-1, R-2, R-3, R-4 and R-5 capital stock to Capital Research and Management Company (“CRMC”), the series’ investment adviser.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is the investment adviser of the underlying funds.

Each fund in the series offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are sold without any sales charges.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation– The net asset value of each fund in the series is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying funds’ statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income– Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the effective expense ratios that are provided as supplementary information to the Financial Highlights table on page 34.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the period ended October 31, 2007, the series did not have a liability for any unrecognized tax benefits. The series recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the series did not incur any interest or penalties.

The series commenced operations on February 1, 2007; therefore, the funds’ only tax year, 2007, remains open for examination by U.S. federal and state tax authorities.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As of October 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$141	$56	$189	$248	$395	$558	$907	$1,150	$1,634
Undistributed long-term capital gain	5	2	6	9	14	18	22	16	14
Gross unrealized appreciation on investment securities	2,632	1,414	3,778	5,852	8,133	10,038	13,217	10,571	8,799
Gross unrealized depreciation on investment securities	-	-	-	-	-	-	-	-	(123)
Net unrealized appreciation on investment securities	2,632	1,414	3,778	5,852	8,133	10,038	13,217	10,571	8,676
Cost of investment securities	42,631	25,326	62,901	94,372	132,872	173,329	238,871	220,597	203,265

No distributions were paid to shareholders during the period ended October 31, 2007.

3.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services–The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.

CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the effective expense ratios that are provided as supplementary information to the Financial Highlights table on page 34.

Other reimbursement– CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2007, unreimbursed expenses subject to reimbursement were as follows (dollars in thousands):

2050 Fund	$-
2045 Fund	-
2040 Fund	5
2035 Fund	-
2030 Fund	-
2025 Fund	3
2020 Fund	15
2015 Fund	49
2010 Fund	91

Administrative services– The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-5, pays CRMC an annual 0.05% administrative services fee based on average daily net assets. The Class R-5 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of 0.10%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is 0.10% for Class R-5 shares and 0.15% for all other share classes. These fees are included in the effective expense ratios that are provided as supplementary information to the Financial Highlights table on page 34. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described above for the period ended October 31, 2007, were as follows:

		Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$19,293	$3,488	$-	$-
Class R-1	647	32	219	(219)
Class R-2	24,134	1,609	12,515	(4,149)
Class R-3	8,506	851	3,946	(2,585)
Class R-4	1,234	247	669	(669)
Class R-5	Not applicable	Not applicable	255	(255)
Total	$53,814	$6,227	$17,604	$(7,877)

2045 Fund
Class A	$9,127	$1,667	$-	$-
Class R-1	761	38	243	(243)
Class R-2	10,097	673	10,446	(6,946)
Class R-3	5,611	561	3,814	(2,916)
Class R-4	588	117	675	(675)
Class R-5	Not applicable	Not applicable	204	(204)
Total	$26,184	$3,056	$15,382	$(10,984)

2040 Fund
Class A	$24,835	$4,507	$-	$-
Class R-1	1,482	74	321	(321)
Class R-2	23,882	1,592	14,652	(6,373)
Class R-3	16,675	1,667	5,341	(2,673)
Class R-4	3,333	667	787	(787)
Class R-5	Not applicable	Not applicable	342	(342)
Total	$70,207	$8,507	$21,443	$(10,496)

2035 Fund
Class A	$38,801	$7,040	$-	$-
Class R-1	1,016	51	267	(267)
Class R-2	37,132	2,475	17,053	(4,180)
Class R-3	25,130	2,513	5,792	(1,772)
Class R-4	3,810	762	794	(794)
Class R-5	Not applicable	Not applicable	272	(272)
Total	$105,889	$12,841	$24,178	$(7,285)

2030 Fund
Class A	$56,026	$10,149	$-	$-
Class R-1	6,599	330	493	(493)
Class R-2	48,836	3,256	19,044	(2,114)
Class R-3	33,752	3,375	6,595	(1,195)
Class R-4	8,361	1,672	881	(881)
Class R-5	Not applicable	Not applicable	337	(337)
Total	$153,574	$18,782	$27,350	$(5,020)
2025 Fund
Class A	$80,296	$14,284	$-	$-
Class R-1	3,194	160	282	(282)
Class R-2	54,083	3,605	21,086	(2,338)
Class R-3	45,516	4,552	8,212	(929)
Class R-4	10,328	2,065	851	(851)
Class R-5	Not applicable	Not applicable	280	(280)
Total	$193,417	$24,666	$30,711	$(4,680)

2020 Fund
Class A	$120,413	$20,069	$-	$-
Class R-1	4,711	235	423	(423)
Class R-2	78,148	5,210	27,284	(193)
Class R-3	60,248	6,025	10,186	(547)
Class R-4	14,185	2,837	893	(893)
Class R-5	Not applicable	Not applicable	303	(303)
Total	$277,705	$34,376	$39,089	$(2,359)
2015 Fund
Class A	$121,069	$20,178	$-	$-
Class R-1	3,642	182	217	(217)
Class R-2	58,184	3,879	20,437	(267)
Class R-3	54,557	5,455	9,167	(438)
Class R-4	12,530	2,506	731	(731)
Class R-5	Not applicable	Not applicable	231	(231)
Total	$249,982	$32,200	$30,783	$(1,884)

2010 Fund
Class A	$111,823	$18,644	$-	$-
Class R-1	4,095	205	204	(204)
Class R-2	50,134	3,342	18,629	(1,249)
Class R-3	43,525	4,352	8,019	(1,055)
Class R-4	14,308	2,861	742	(742)
Class R-5	Not applicable	Not applicable	259	(259)
Total	$223,885	$29,404	$27,853	$(3,509)

Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements, includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts
2050 Fund	$3,481	$47
2045 Fund	1,623	23
2040 Fund	4,827	66
2035 Fund	7,020	96
2030 Fund	10,701	145
2025 Fund	13,511	183
2020 Fund	20,180	274
2015 Fund	18,744	255
2010 Fund	19,539	263

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

4.	Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

For the period February 1, 2007,(1) to October 31, 2007	2050 Fund			2045 Fund				2040 Fund		2035 Fund		2030 Fund		2025 Fund				2020 Fund				2015 Fund		2010 Fund
	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Share class
Class A
Sales(2)	$ 22,472	2,112		$ 11,673		1,090		$ 28,125	2,643	$ 42,260	3,974	$ 59,511	5,620	$ 84,175		7,947		$ 117,552		11,118		$ 120,213	11,418	$ 117,285	11,163
Repurchases(2)	(1,827)	(169)		(375)		(36)		(926)	(85)	(1,039)	(94)	(2,236)	(210)	(3,576)		(345)		(4,905)		(456)		(6,318)	(590)	(7,575)	(716)
Total Class A transactions	20,645	1,943		11,298		1,054		27,199	2,558	41,221	3,880	57,275	5,410	80,599		7,602		112,647		10,662		113,895	10,828	109,710	10,447
Class R-1
Sales(2)	164	15		258		24		591	55	401	37	1,876	176	1,054		99		1,388		131		1,051	100	1,492	145
Repurchases(2)	(1)	-	(3)	-	(3)	-	(3)	(42)	(4)	(16)	(1)	(23)	(2)	-	(3)	-	(3)	-	(3)	-	(3)	(24)	(2)	(570)	(55)
Total Class R-1 transactions	163	15		258		24		549	51	385	36	1,853	174	1,054		99		1,388		131		1,027	98	922	90
Class R-2
Sales(2)	11,743	1,092		5,110		477		12,856	1,196	20,024	1,870	25,623	2,392	28,925		2,703		42,557		3,979		30,537	2,879	27,581	2,621
Repurchases(2)	(677)	(63)		(330)		(30)		(829)	(77)	(1,700)	(155)	(1,940)	(178)	(1,153)		(107)		(4,222)		(389)		(1,306)	(123)	(5,961)	(563)
Total Class R-2 transactions	11,066	1,029		4,780		447		12,027	1,119	18,324	1,715	23,683	2,214	27,772		2,596		38,335		3,590		29,231	2,756	21,620	2,058
Class R-3
Sales(2)	7,191	670		6,840		627		16,996	1,567	25,654	2,365	35,113	3,245	46,516		4,291		60,934		5,660		53,178	4,979	48,256	4,525
Repurchases(2)	(235)	(22)		(238)		(22)		(1,292)	(119)	(1,476)	(135)	(2,452)	(225)	(2,668)		(246)		(3,178)		(291)		(2,938)	(272)	(5,597)	(527)
Total Class R-3 transactions	6,956	648		6,602		605		15,704	1,448	24,178	2,230	32,661	3,020	43,848		4,045		57,756		5,369		50,240	4,707	42,659	3,998
Class R-4
Sales(2)	2,522	229		961		89		4,783	445	6,247	580	12,699	1,180	15,926		1,474		25,145		2,340		20,993	1,961	25,522	2,416
Repurchases(2)	(25)	(2)		(16)		(1)		(519)	(48)	(294)	(26)	(728)	(68)	(1,582)		(142)		(2,828)		(264)		(936)	(88)	(6,999)	(671)
Total Class R-4 transactions	2,497	227		945		88		4,264	397	5,953	554	11,971	1,112	14,344		1,332		22,317		2,076		20,057	1,873	18,523	1,745
Class R-5
Sales(2)	1,195	111		1,569		143		3,390	313	4,731	436	5,724	529	5,549		509		5,957		555		5,425	511	8,921	869
Repurchases(2)	(49)	(5)		(188)		(17)		(439)	(41)	(735)	(69)	(739)	(68)	(438)		(40)		(492)		(45)		(452)	(42)	(493)	(47)
Total Class R-5 transactions	1,146	106		1,381		126		2,951	272	3,996	367	4,985	461	5,111		469		5,465		510		4,973	469	8,428	822

Total net increase	$ 42,473	3,968		$ 25,264		2,344		$ 62,694	5,845	$ 94,057	8,782	$ 132,428	12,391	$ 172,728		16,143		$ 237,908		22,338		$ 219,423	20,731	$ 201,862	19,160

(1)Commencement of operations.
(2)Includes exchanges between share classes of the fund.
(3)Amount less than one thousand.

5.	Investment transactions and other disclosures

The funds made purchases and sales of investment securities during the period ended October 31, 2007, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$42,865	$257
2045 Fund	25,326	-
2040 Fund	63,226	351
2035 Fund	94,372	-
2030 Fund	132,915	44
2025 Fund	173,764	457
2020 Fund	238,897	28
2015 Fund	220,597	-
2010 Fund	209,621	6,609

CRMC has agreed to bear all offering and organizational expenses of the series. Offering costs include state and SEC registration fees. Organizational costs include administrative, legal and printing fees. The total amount of offering and organizational expenses borne by CRMC was $665,000. These expenses are not included on the accompanying financial statements.

Financial highlights(1)

		Income from investment operations(2)
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(5)(6)	Ratio of expenses to average net assets after reimbursements/ waivers (4)(5)(6)	Ratio of net income to average net assets(4)(5)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.32	$1.42	$11.42	14.20%	$22,188	.79%	.35%	1.18%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	174	1.95	1.07	.42
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	11,695	1.56	1.08	.39
Class R-3:
10/31/2007	10.00	.06	1.34	1.40	11.40	14.00	7,383	1.17	.65	.79
Class R-4:
10/31/2007	10.00	.08	1.35	1.43	11.43	14.30	2,597	.88	.32	.94
Class R-5:
10/31/2007	10.00	.10	1.35	1.45	11.45	14.50	1,214	.41	.02	1.28

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.32	$1.42	$11.42	14.20%	$12,036	1.07%	.35%	1.18%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	276	2.04	1.07	.32
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	5,083	2.15	1.08	.37
Class R-3:
10/31/2007	10.00	.03	1.37	1.40	11.40	14.00	6,894	1.37	.65	.36
Class R-4:
10/31/2007	10.00	.10	1.33	1.43	11.43	14.30	1,003	1.32	.32	1.18
Class R-5:
10/31/2007	10.00	.10	1.35	1.45	11.45	14.50	1,444	.49	.02	1.18

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.09	$1.33	$1.42	$11.42	14.20%	$29,211	.72%	.35%	1.16%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	583	1.59	1.07	.33
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	12,716	1.59	1.08	.36
Class R-3:
10/31/2007	10.00	.04	1.36	1.40	11.40	14.00	16,501	1.03	.65	.54
Class R-4:
10/31/2007	10.00	.10	1.33	1.43	11.43	14.30	4,537	.72	.32	1.19
Class R-5:
10/31/2007	10.00	.11	1.34	1.45	11.45	14.50	3,119	.34	.02	1.31

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.09	$1.33	$1.42	$11.42	14.20%	$44,324	.65%	.35%	1.15%
Class R-1:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	408	1.62	1.07	.41
Class R-2:
10/31/2007	10.00	.03	1.33	1.36	11.36	13.60	19,489	1.43	1.08	.40
Class R-3:
10/31/2007	10.00	.05	1.35	1.40	11.40	14.00	25,417	.93	.65	.64
Class R-4:
10/31/2007	10.00	.09	1.34	1.43	11.43	14.30	6,325	.65	.32	1.17
Class R-5:
10/31/2007	10.00	.11	1.34	1.45	11.45	14.50	4,203	.27	.02	1.30

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.29	$1.39	$11.39	13.90%	$61,637	.61%	.35%	1.22%
Class R-1:
10/31/2007	10.00	.03	1.30	1.33	11.33	13.30	1,973	1.38	1.07	.39
Class R-2:
10/31/2007	10.00	.04	1.29	1.33	11.33	13.30	25,085	1.35	1.08	.48
Class R-3:
10/31/2007	10.00	.06	1.31	1.37	11.37	13.70	34,337	.90	.65	.73
Class R-4:
10/31/2007	10.00	.10	1.30	1.40	11.40	14.00	12,677	.61	.32	1.24
Class R-5:
10/31/2007	10.00	.11	1.31	1.42	11.42	14.20	5,261	.25	.02	1.42

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.10	$1.27	$1.37	$11.37	13.70%	$86,450	.60%	.35%	1.26%
Class R-1:
10/31/2007	10.00	.04	1.27	1.31	11.31	13.10	1,118	1.40	1.07	.49
Class R-2:
10/31/2007	10.00	.04	1.27	1.31	11.31	13.10	29,364	1.33	1.08	.48
Class R-3:
10/31/2007	10.00	.06	1.29	1.35	11.35	13.50	45,907	.88	.65	.74
Class R-4:
10/31/2007	10.00	.10	1.28	1.38	11.38	13.80	15,153	.57	.32	1.30
Class R-5:
10/31/2007	10.00	.12	1.28	1.40	11.40	14.00	5,350	.24	.02	1.46

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.12	$1.18	$1.30	$11.30	13.00%	$120,456	.60%	.37%	1.47%
Class R-1:
10/31/2007	10.00	.06	1.18	1.24	11.24	12.40	1,475	1.40	1.07	.69
Class R-2:
10/31/2007	10.00	.06	1.18	1.24	11.24	12.40	40,343	1.29	1.08	.70
Class R-3:
10/31/2007	10.00	.08	1.20	1.28	11.28	12.80	60,541	.86	.65	.99
Class R-4:
10/31/2007	10.00	.12	1.18	1.30	11.30	13.00	23,465	.55	.32	1.56
Class R-5:
10/31/2007	10.00	.14	1.19	1.33	11.33	13.30	5,773	.23	.02	1.79

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.15	$1.01	$1.16	$11.16	11.60%	$120,871	.61%	.37%	1.90%
Class R-1:
10/31/2007	10.00	.09	1.02	1.11	11.11	11.10	1,085	1.39	1.07	1.16
Class R-2:
10/31/2007	10.00	.09	1.01	1.10	11.10	11.00	30,602	1.30	1.08	1.15
Class R-3:
10/31/2007	10.00	.12	1.02	1.14	11.14	11.40	52,436	.86	.65	1.48
Class R-4:
10/31/2007	10.00	.16	1.01	1.17	11.17	11.70	20,916	.54	.32	1.96
Class R-5:
10/31/2007	10.00	.17	1.02	1.19	11.19	11.90	5,250	.23	.02	2.16

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/2007	$10.00	$.18	$.90	$1.08	$11.08	10.80%	$115,796	.60%	.37%	2.31%
Class R-1:
10/31/2007	10.00	.13	.90	1.03	11.03	10.30	986	1.35	1.07	1.64
Class R-2:
10/31/2007	10.00	.12	.91	1.03	11.03	10.30	22,695	1.34	1.08	1.58
Class R-3:
10/31/2007	10.00	.15	.91	1.06	11.06	10.60	44,224	.87	.65	1.88
Class R-4:
10/31/2007	10.00	.19	.90	1.09	11.09	10.90	19,354	.57	.32	2.35
Class R-5:
10/31/2007	10.00	.20	.91	1.11	11.11	11.10	9,131	.29	.02	2.57

For the period ended October 31, 2007 (1)
Portfolio turnover rate for all classes of shares
2050 Fund	1
2045 Fund	-
2040 Fund	1
2035 Fund	-
2030 Fund	-
2025 Fund	1
2020 Fund	-
2015 Fund	-
2010 Fund	8

(1) Based on operations from 2/1/2007, commencement of operations, through 10/31/2007, and, accordingly, is not representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5) Annualized.
(6) This column does not include expenses of the underlying funds in which each fund invests. Disclosed below are the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's annualized expense ratio reported above combined with the annualized weighted average net expense ratio of the underlying funds for the period presented. See pages 37 to 39 for further information regarding fees and expenses.

	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
2050 Fund	.77%	1.49%	1.50%	1.07%	.74%	.44%
2045 Fund	.77	1.49	1.50	1.07	.74	.44
2040 Fund	.77	1.49	1.50	1.07	.74	.44
2035 Fund	.77	1.49	1.50	1.07	.74	.44
2030 Fund	.77	1.49	1.50	1.07	.74	.44
2025 Fund	.77	1.49	1.50	1.07	.74	.44
2020 Fund	.78	1.48	1.49	1.06	.73	.43
2015 Fund	.78	1.48	1.49	1.06	.73	.43
2010 Fund	.77	1.47	1.48	1.05	.72	.42

(7) Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Funds”) as of October 31, 2007, and the statements of operations, statements of changes in net assets and financial highlights for the period from February 1, 2007 (commencement of operations), to October 31, 2007. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2007, the results of their operations, changes in their net assets and the financial highlights for the period from February 1, 2007 (commencement of operations), to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2007

Expense example
                                                                                                                                                      unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007, through October 31, 2007).

Actual expenses:

The first line of each share class in the table on pages 37 to 39 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 37 to 39 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2007	Ending account value 10/31/2007	Expenses paid during period	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,101.25	$1.85	.35%	$4.08	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,097.58	5.66	1.07	7.88	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,097.58	5.71	1.08	7.93	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,100.39	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,102.22	1.70	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,103.08	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,101.25	$1.85	.35%	$4.08	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,096.52	5.65	1.07	7.87	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,096.52	5.71	1.08	7.93	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,099.32	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,102.22	1.70	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,103.08	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,100.19	$1.85	.35%	$4.08	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,096.52	5.65	1.07	7.87	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,096.52	5.71	1.08	7.93	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,099.32	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,101.15	1.69	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,102.02	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,099.13	$1.85	.35%	$4.07	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,095.47	5.65	1.07	7.87	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,095.47	5.70	1.08	7.92	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,098.26	3.44	.65	5.66	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,100.09	1.69	.32	3.92	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,100.96	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,097.30	$1.85	.35%	$4.07	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,093.63	5.65	1.07	7.86	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,093.63	5.70	1.08	7.92	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,096.43	3.43	.65	5.65	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,098.26	1.69	.32	3.91	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,099.13	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,095.37	$1.85	.35%	$4.07	.77%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.92	.77
Class R-1 -- actual return	1,000.00	1,091.70	5.64	1.07	7.86	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-2 -- actual return	1,000.00	1,091.70	5.69	1.08	7.91	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.63	1.50
Class R-3 -- actual return	1,000.00	1,094.50	3.43	.65	5.65	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.45	1.07
Class R-4 -- actual return	1,000.00	1,096.34	1.69	.32	3.91	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-5 -- actual return	1,000.00	1,097.20	.11	.02	2.33	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,089.68	$1.95	.37%	$4.11	.78%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-1 -- actual return	1,000.00	1,085.99	5.63	1.07	7.78	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.53	1.48
Class R-2 -- actual return	1,000.00	1,085.99	5.68	1.08	7.83	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.58	1.49
Class R-3 -- actual return	1,000.00	1,088.80	3.42	.65	5.58	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.40	1.06
Class R-4 -- actual return	1,000.00	1,089.68	1.69	.32	3.85	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class R-5 -- actual return	1,000.00	1,091.52	.11	.02	2.27	.43
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,078.26	$1.94	.37%	$4.09	.78%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-1 -- actual return	1,000.00	1,075.50	5.60	1.07	7.74	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.53	1.48
Class R-2 -- actual return	1,000.00	1,074.54	5.65	1.08	7.79	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.58	1.49
Class R-3 -- actual return	1,000.00	1,077.37	3.40	.65	5.55	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.40	1.06
Class R-4 -- actual return	1,000.00	1,079.22	1.68	.32	3.83	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class R-5 -- actual return	1,000.00	1,080.11	.10	.02	2.25	.43
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,070.53	$1.93	.37%	$4.02	.77%
Class A -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-1 -- actual return	1,000.00	1,067.76	5.58	1.07	7.66	1.47
Class R-1 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.48	1.47
Class R-2 -- actual return	1,000.00	1,067.76	5.63	1.08	7.71	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.53	1.48
Class R-3 -- actual return	1,000.00	1,069.63	3.39	.65	5.48	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.93	3.31	.65	5.35	1.05
Class R-4 -- actual return	1,000.00	1,071.49	1.67	.32	3.76	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72
Class R-5 -- actual return	1,000.00	1,072.39	.10	.02	2.19	.42
Class R-5 -- assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.